UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

All Cap Growth Fund

January 31, 2014

All Cap Growth - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%

AEROSPACE AND DEFENSE — 1.4%
Precision Castparts Corp.	57,203	14,572,464

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	101,977	6,290,961

BEVERAGES — 2.5%
Brown-Forman Corp., Class B	65,598	5,051,046
Constellation Brands, Inc., Class A(1)	235,400	18,048,118
Monster Beverage Corp.(1)	62,000	4,209,800

		27,308,964

BIOTECHNOLOGY — 5.3%
Biogen Idec, Inc.(1)	35,700	11,161,248
Celgene Corp.(1)	68,600	10,422,398
Gilead Sciences, Inc.(1)	337,991	27,258,974
Regeneron Pharmaceuticals, Inc.(1)	30,409	8,775,733

		57,618,353

BUILDING PRODUCTS — 1.3%
Allegion plc(1)	31,975	1,577,966
Fortune Brands Home & Security, Inc.	155,100	6,988,806
Lennox International, Inc.	61,685	5,339,454

		13,906,226

CAPITAL MARKETS — 1.9%
Charles Schwab Corp. (The)	239,400	5,941,908
Lazard Ltd., Class A	145,759	6,232,655
Morgan Stanley	273,500	8,070,985

		20,245,548

CHEMICALS — 3.9%
FMC Corp.	124,747	8,810,881
Monsanto Co.	204,062	21,742,806
Sherwin-Williams Co. (The)	63,066	11,557,475

		42,111,162

COMMERCIAL BANKS — 1.3%
East West Bancorp., Inc.	137,927	4,615,038
SVB Financial Group(1)	79,649	8,939,007

		13,554,045

COMMUNICATIONS EQUIPMENT — 2.1%
Palo Alto Networks, Inc.(1)	109,686	6,520,832
QUALCOMM, Inc.	213,258	15,828,009

		22,348,841

COMPUTERS AND PERIPHERALS — 2.6%
Apple, Inc.	55,760	27,913,456

CONSTRUCTION AND ENGINEERING — 2.1%
MasTec, Inc.(1)	314,991	11,320,777

Quanta Services, Inc.(1)	349,084	10,880,948

		22,201,725

CONSUMER FINANCE — 1.3%
Discover Financial Services	198,380	10,643,087
Santander Consumer USA Holdings, Inc.(1)	132,533	3,396,821

		14,039,908

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp.	481,300	8,061,775

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	87,200	11,077,888

ENERGY EQUIPMENT AND SERVICES — 3.3%
Frank's International NV	112,629	2,640,024
Halliburton Co.	279,000	13,673,790
Schlumberger Ltd.	221,100	19,361,727

		35,675,541

FOOD AND STAPLES RETAILING — 4.7%
Costco Wholesale Corp.	275,101	30,910,349
Natural Grocers by Vitamin Cottage, Inc.(1)	103,626	3,934,679
Sprouts Farmers Market, Inc.(1)	148,526	5,308,319
United Natural Foods, Inc.(1)	62,700	4,236,639
Whole Foods Market, Inc.	127,842	6,681,023

		51,071,009

FOOD PRODUCTS — 1.1%
Hain Celestial Group, Inc. (The)(1)	56,300	5,173,407
Mondelez International, Inc. Class A	208,700	6,834,925

		12,008,332

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Cooper Cos., Inc. (The)	40,311	5,009,851
Teleflex, Inc.	132,937	12,448,221

		17,458,072

HEALTH CARE PROVIDERS AND SERVICES — 2.3%
Catamaran Corp.(1)	298,384	14,507,430
McKesson Corp.	58,700	10,237,867

		24,745,297

HEALTH CARE TECHNOLOGY — 0.4%
Medidata Solutions, Inc.(1)	61,303	3,868,219

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Chipotle Mexican Grill, Inc.(1)	10,800	5,961,168
Noodles & Co.(1)	165,431	6,013,417
Starbucks Corp.	147,569	10,495,107

		22,469,692

HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	37,600	5,345,968

INTERNET AND CATALOG RETAIL — 4.2%
Amazon.com, Inc.(1)	44,390	15,922,249
Ctrip.com International Ltd. ADR(1)	68,372	2,701,378
priceline.com, Inc.(1)	16,691	19,109,359

TripAdvisor, Inc.(1)	94,000	7,255,860

		44,988,846

INTERNET SOFTWARE AND SERVICES — 10.6%
CoStar Group, Inc.(1)	36,327	6,249,697
Facebook, Inc., Class A(1)	463,502	29,001,320
Google, Inc. Class A(1)	47,287	55,844,528
LinkedIn Corp., Class A(1)	92,524	19,912,090
Xoom Corp.(1)	98,878	2,708,269

		113,715,904

IT SERVICES — 3.3%
Alliance Data Systems Corp.(1)	69,821	16,733,301
MasterCard, Inc., Class A	254,530	19,262,830

		35,996,131

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	43,400	5,433,680

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Covance, Inc.(1)	80,618	7,623,238

MACHINERY — 3.4%
Flowserve Corp.	159,898	11,565,422
Middleby Corp.(1)	39,200	9,665,936
Pentair Ltd.	120,629	8,966,354
WABCO Holdings, Inc.(1)	75,200	6,483,744

		36,681,456

MEDIA — 6.6%
AMC Networks, Inc.(1)	55,209	3,557,668
Comcast Corp., Class A	486,600	26,495,370
Time Warner, Inc.	165,257	10,383,097
Twenty-First Century Fox, Inc.	955,300	30,397,646

		70,833,781

OIL, GAS AND CONSUMABLE FUELS — 0.6%
Antero Resources Corp.(1)	101,911	5,986,252

PHARMACEUTICALS — 2.3%
Johnson & Johnson	170,100	15,048,747
Zoetis, Inc.	316,815	9,618,503

		24,667,250

ROAD AND RAIL — 4.8%
Canadian Pacific Railway Ltd. New York Shares	227,713	34,493,965
Kansas City Southern	118,882	12,552,751
Norfolk Southern Corp.	44,700	4,138,773

		51,185,489

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.6%
ARM Holdings plc	393,496	6,048,212

SOFTWARE — 8.7%
CommVault Systems, Inc.(1)	44,072	3,044,053
Electronic Arts, Inc.(1)	1,431,800	37,799,520
NetSuite, Inc.(1)	136,603	14,367,904
Oracle Corp.	529,500	19,538,550

Splunk, Inc.(1)	97,233	7,489,858
VMware, Inc., Class A(1)	128,100	11,546,934

		93,786,819

SPECIALTY RETAIL — 5.5%
Home Depot, Inc. (The)	153,369	11,786,408
Lowe's Cos., Inc.	466,122	21,576,787
Lumber Liquidators Holdings, Inc.(1)	95,700	8,516,343
Restoration Hardware Holdings, Inc.(1)	49,683	2,819,013
TJX Cos., Inc. (The)	257,854	14,790,506

		59,489,057

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Fifth & Pacific Cos., Inc.(1)	126,900	3,642,030
Michael Kors Holdings Ltd.(1)	65,968	5,272,822

		8,914,852

TOBACCO — 2.3%
Altria Group, Inc.	183,664	6,468,646
Philip Morris International, Inc.	236,602	18,488,080

		24,956,726

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
SBA Communications Corp., Class A(1)	113,272	10,505,978

TOTAL COMMON STOCKS (Cost $763,283,320)		1,074,707,117

TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $916,356), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $897,420)		897,419
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $2,206,800), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $2,153,804)		2,153,804
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $805,713), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $789,728)		789,728
SSgA U.S. Government Money Market Fund	1,737,879	1,737,879

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,578,830)		5,578,830

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $768,862,150)		1,080,285,947

OTHER ASSETS AND LIABILITIES — (0.4)%		(3,889,047)

TOTAL NET ASSETS — 100.0%		$1,076,396,900

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

GBP	100,932	USD	167,048	Credit Suisse AG	2/28/14	(1,156)
USD	5,682,060	GBP	3,445,844	Credit Suisse AG	2/28/14	18,445
						17,289

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,068,658,905	6,048,212	—
Temporary Cash Investments	1,737,879	3,840,951	—
	1,070,396,784	9,889,163	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,445	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,156)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$769,085,297
Gross tax appreciation of investments	$315,128,354
Gross tax depreciation of investments	(3,927,704)
Net tax appreciation (depreciation) of investments	$311,200,650

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2014

Balanced - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.6%

AEROSPACE AND DEFENSE — 3.2%
Alliant Techsystems, Inc.	8,873	1,275,050
Boeing Co. (The)	46,098	5,774,236
General Dynamics Corp.	30,975	3,138,077
Honeywell International, Inc.	61,743	5,632,814
Lockheed Martin Corp.	4,986	752,437
Northrop Grumman Corp.	24,385	2,817,687
Raytheon Co.	56,913	5,410,719

		24,801,020

AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	15,857	1,510,062

AIRLINES — 0.7%
Delta Air Lines, Inc.	111,564	3,414,974
Southwest Airlines Co.	98,896	2,071,871

		5,486,845

AUTO COMPONENTS — 0.3%
Johnson Controls, Inc.	46,681	2,152,928
Magna International, Inc.	2,469	209,494

		2,362,422

BEVERAGES — 1.0%
Coca-Cola Co. (The)	16,891	638,818
PepsiCo, Inc.	84,690	6,805,688

		7,444,506

BIOTECHNOLOGY — 1.9%
Amgen, Inc.	51,529	6,129,375
Biogen Idec, Inc.(1)	19,525	6,104,296
Myriad Genetics, Inc.(1)	15,927	440,063
United Therapeutics Corp.(1)	24,050	2,468,011

		15,141,745

CAPITAL MARKETS — 0.6%
Financial Engines, Inc.	9,077	552,971
Franklin Resources, Inc.	76,753	3,991,923

		4,544,894

CHEMICALS — 2.0%
Dow Chemical Co. (The)	125,296	5,702,221
Eastman Chemical Co.	12,564	979,489
LyondellBasell Industries NV, Class A	6,581	518,320
Olin Corp.	25,092	645,115
PPG Industries, Inc.	25,045	4,567,206
Scotts Miracle-Gro Co. (The), Class A	20,394	1,211,200
Sigma-Aldrich Corp.	23,436	2,178,845

		15,802,396

COMMERCIAL BANKS — 0.3%
Wells Fargo & Co.	59,091	2,679,186

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Deluxe Corp.	17,600	854,480
Waste Management, Inc.	15,056	629,040

		1,483,520

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	322,406	7,063,915
QUALCOMM, Inc.	97,726	7,253,224

		14,317,139

COMPUTERS AND PERIPHERALS — 3.6%
Apple, Inc.	32,605	16,322,063
EMC Corp.	205,085	4,971,260
Hewlett-Packard Co.	172,687	5,007,923
Seagate Technology plc	25,015	1,322,293
Western Digital Corp.	9,610	828,094

		28,451,633

CONSUMER FINANCE — 0.6%
Cash America International, Inc.	80,738	2,965,507
Portfolio Recovery Associates, Inc.(1)	36,781	1,847,142

		4,812,649

CONTAINERS AND PACKAGING — 0.7%
Packaging Corp. of America	61,560	3,976,776
Silgan Holdings, Inc.	10,755	492,902
Sonoco Products Co.	16,709	691,418

		5,161,096

DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	179	112,065

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Bank of America Corp.	68,873	1,153,623
Berkshire Hathaway, Inc., Class B(1)	20,838	2,325,521
Citigroup, Inc.	158,317	7,508,975
JPMorgan Chase & Co.	47,014	2,602,695
Moody's Corp.	51,893	3,870,180
MSCI, Inc., Class A(1)	60,313	2,576,571

		20,037,565

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	108,371	3,610,922
Verizon Communications, Inc.	21,063	1,011,445

		4,622,367

ELECTRIC UTILITIES — 0.5%
Edison International	86,557	4,168,585

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	77,903	5,136,924
Rockwell Automation, Inc.	23,299	2,675,657

		7,812,581

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	56,012	3,165,238

ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	78,673	4,456,039
Nabors Industries Ltd.	212,718	3,633,223
RPC, Inc.	51,397	875,291
Schlumberger Ltd.	4,990	436,974

		9,401,527

FOOD AND STAPLES RETAILING — 1.1%
Kroger Co. (The)	100,678	3,634,476
Walgreen Co.	86,763	4,975,858

		8,610,334

FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	117,812	4,651,218
Pilgrim's Pride Corp.(1)	15,791	264,183
Tyson Foods, Inc., Class A	130,955	4,897,717

		9,813,118

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Abbott Laboratories	75,847	2,780,551
Becton Dickinson and Co.	12,115	1,309,874
Hill-Rom Holdings, Inc.	11,514	417,612
Medtronic, Inc.	95,411	5,396,446
St. Jude Medical, Inc.	79,778	4,844,918
Stryker Corp.	52,023	4,036,985

		18,786,386

HOTELS, RESTAURANTS AND LEISURE — 0.9%
Bally Technologies, Inc.(1)	48,809	3,578,676
Cracker Barrel Old Country Store, Inc.	10,658	1,055,249
International Game Technology	184,010	2,655,264

		7,289,189

HOUSEHOLD DURABLES — 0.7%
Newell Rubbermaid, Inc.	64,025	1,978,373
Whirlpool Corp.	25,901	3,452,603

		5,430,976

HOUSEHOLD PRODUCTS — 1.6%
Clorox Co.	17,611	1,554,523
Energizer Holdings, Inc.	35,349	3,340,481
Kimberly-Clark Corp.	44,566	4,874,183
Procter & Gamble Co. (The)	32,451	2,486,396

		12,255,583

INDUSTRIAL CONGLOMERATES — 1.1%
Danaher Corp.	66,035	4,912,343
General Electric Co.	147,467	3,705,846

		8,618,189

INSURANCE — 3.2%
Aflac, Inc.	72,493	4,551,111
American International Group, Inc.	115,033	5,516,983
Amtrust Financial Services, Inc.	66,062	2,132,481
Aspen Insurance Holdings Ltd.	53,197	2,069,363
First American Financial Corp.	46,459	1,204,217

Old Republic International Corp.	127,398	1,989,957
Protective Life Corp.	8,853	433,885
RenaissanceRe Holdings Ltd.	38,539	3,495,873
Torchmark Corp.	8,998	676,200
Travelers Cos., Inc. (The)	33,422	2,716,540

		24,786,610

INTERNET AND CATALOG RETAIL†
HSN, Inc.	3,776	206,812

INTERNET SOFTWARE AND SERVICES — 1.8%
eBay, Inc.(1)	10,339	550,035
Google, Inc., Class A(1)	11,349	13,402,828

		13,952,863

IT SERVICES — 0.9%
Amdocs Ltd.	11,763	508,867
International Business Machines Corp.	38,642	6,827,269

		7,336,136

LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Hasbro, Inc.	73,160	3,593,619
Mattel, Inc.	27,727	1,049,190

		4,642,809

MACHINERY — 1.3%
Caterpillar, Inc.	30,735	2,886,324
Crane Co.	10,322	651,937
Dover Corp.	44,644	3,864,385
Snap-On, Inc.	25,146	2,518,372

		9,921,018

MEDIA — 0.7%
John Wiley & Sons, Inc., Class A	1,762	95,395
Regal Entertainment Group, Class A	13,866	270,387
Time Warner, Inc.	80,691	5,069,815

		5,435,597

MULTILINE RETAIL — 0.9%
Dillard's, Inc., Class A	30,775	2,686,658
Target Corp.	73,413	4,158,112

		6,844,770

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Anadarko Petroleum Corp.	21,434	1,729,510
Chesapeake Energy Corp.	5,023	135,169
Chevron Corp.	25,145	2,806,936
ConocoPhillips	5,065	328,972
Exxon Mobil Corp.	87,683	8,080,865
Gran Tierra Energy, Inc.(1)	150,906	1,139,340
Marathon Petroleum Corp.	60,038	5,226,308
Phillips 66	70,966	5,186,905
Western Refining, Inc.	38,424	1,502,763

		26,136,768

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	72,390	1,077,887

Herbalife Ltd.	25,135	1,617,940

		2,695,827

PHARMACEUTICALS — 5.1%
AbbVie, Inc.	117,126	5,766,113
Eli Lilly & Co.	98,581	5,324,360
Endo Health Solutions, Inc.(1)	5,264	346,792
Johnson & Johnson	120,934	10,699,031
Merck & Co., Inc.	144,975	7,679,326
Pfizer, Inc.	318,643	9,686,747

		39,502,369

PROFESSIONAL SERVICES — 0.1%
Manpowergroup, Inc.	14,183	1,104,856

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CBRE Group, Inc.(1)	69,977	1,857,190

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Broadcom Corp., Class A	119,621	3,559,921
Intel Corp.	277,008	6,797,776
Texas Instruments, Inc.	36,855	1,562,652

		11,920,349

SOFTWARE — 2.4%
CA, Inc.	47,294	1,517,191
Microsoft Corp.	251,269	9,510,532
Oracle Corp.	208,221	7,683,355
Synopsys, Inc.(1)	7,507	299,229

		19,010,307

SPECIALTY RETAIL — 2.5%
AutoZone, Inc.(1)	409	202,480
Buckle, Inc. (The)	4,355	193,014
GameStop Corp., Class A	75,519	2,648,451
Guess?, Inc.	19,029	533,763
Home Depot, Inc. (The)	85,835	6,596,420
Lowe's Cos., Inc.	104,029	4,815,502
PetSmart, Inc.	19,450	1,225,350
Staples, Inc.	234,860	3,090,758

		19,305,738

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Hanesbrands, Inc.	54,982	3,911,419

THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(1)	75,352	3,326,037

TOBACCO — 0.4%
Altria Group, Inc.	70,789	2,493,188
Philip Morris International, Inc.	3,926	306,778

		2,799,966

TOTAL COMMON STOCKS (Cost $363,689,481)		458,820,257

U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	537,534

U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	612,129
U.S. Treasury Bonds, 5.375%, 2/15/31	3,750,000	4,795,020
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,294,688
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,124,031
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,378,593
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	1,839,885
U.S. Treasury Bonds, 3.125%, 2/15/43	2,550,000	2,326,079
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	259,289
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,300,533
U.S. Treasury Notes, 1.25%, 3/15/14	1,000,000	1,001,289
U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,006,564
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,005,352
U.S. Treasury Notes, 0.25%, 5/31/15	7,000,000	7,006,426
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,200,000	1,202,156
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,784,591
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	9,051,980
U.S. Treasury Notes, 0.375%, 1/15/16	7,200,000	7,207,452
U.S. Treasury Notes, 0.50%, 6/15/16	3,000,000	3,003,165
U.S. Treasury Notes, 0.625%, 12/15/16	12,300,000	12,297,601
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	492,578
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,484,004
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,403,125
U.S. Treasury Notes, 0.875%, 1/31/18	4,500,000	4,453,065
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	925,791
U.S. Treasury Notes, 1.375%, 7/31/18	12,930,000	12,958,291
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,498,145
U.S. Treasury Notes, 1.25%, 10/31/18	7,400,000	7,343,346
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,071,663
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	199,516
U.S. Treasury Notes, 1.75%, 5/15/23	2,300,000	2,137,563

TOTAL U.S. TREASURY SECURITIES (Cost $104,356,359)		104,001,444

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
FHLMC, VRN, 1.76%, 2/15/14	238,250	241,170
FHLMC, VRN, 1.84%, 2/15/14	562,323	570,787
FHLMC, VRN, 1.97%, 2/15/14	337,022	344,351
FHLMC, VRN, 1.98%, 2/15/14	435,882	443,062
FHLMC, VRN, 2.07%, 2/15/14	749,720	756,522
FHLMC, VRN, 2.26%, 2/15/14	464,170	494,090
FHLMC, VRN, 2.36%, 2/15/14	925,856	915,613
FHLMC, VRN, 2.37%, 2/15/14	965,556	952,994
FHLMC, VRN, 2.41%, 2/15/14	210,381	224,408
FHLMC, VRN, 2.57%, 2/15/14	138,017	145,334
FHLMC, VRN, 2.60%, 2/15/14	135,003	144,475
FHLMC, VRN, 2.88%, 2/15/14	212,283	217,291
FHLMC, VRN, 3.23%, 2/15/14	121,569	129,565
FHLMC, VRN, 3.29%, 2/15/14	486,464	507,185
FHLMC, VRN, 3.81%, 2/15/14	234,415	247,048
FHLMC, VRN, 4.04%, 2/15/14	205,035	217,807

FHLMC, VRN, 4.38%, 2/15/14	632,968	656,708
FHLMC, VRN, 4.69%, 2/15/14	582,277	627,156
FHLMC, VRN, 5.11%, 2/15/14	120,647	125,291
FHLMC, VRN, 5.375%, 2/15/14	180,985	189,437
FHLMC, VRN, 5.77%, 2/15/14	378,330	390,577
FHLMC, VRN, 5.96%, 2/15/14	446,368	469,441
FHLMC, VRN, 6.12%, 2/15/14	183,185	193,257
FNMA, VRN, 1.90%, 2/25/14	452,259	481,118
FNMA, VRN, 1.94%, 2/25/14	672,871	718,282
FNMA, VRN, 2.32%, 2/25/14	418,832	446,211
FNMA, VRN, 2.35%, 2/25/14	59,245	62,951
FNMA, VRN, 2.70%, 2/25/14	431,299	437,846
FNMA, VRN, 3.32%, 2/25/14	211,373	219,048
FNMA, VRN, 3.36%, 2/25/14	168,081	180,239
FNMA, VRN, 3.77%, 2/25/14	321,506	339,865
FNMA, VRN, 3.92%, 2/25/14	271,740	287,598
FNMA, VRN, 3.94%, 2/25/14	105,227	112,136
FNMA, VRN, 5.26%, 2/25/14	246,945	266,462

		12,755,325

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.4%
FHLMC, 4.50%, 1/1/19	318,746	340,694
FHLMC, 6.50%, 1/1/28	32,076	36,399
FHLMC, 5.50%, 12/1/33	295,061	331,043
FHLMC, 5.00%, 7/1/35	2,627,810	2,874,789
FHLMC, 5.50%, 1/1/38	392,435	430,098
FHLMC, 6.00%, 8/1/38	88,200	97,654
FHLMC, 4.00%, 4/1/41	1,143,782	1,199,726
FHLMC, 6.50%, 7/1/47	22,761	24,627
FNMA, 6.00%, 4/1/14	1,100	1,105
FNMA, 4.50%, 5/1/19	283,578	304,289
FNMA, 4.50%, 5/1/19	106,971	114,802
FNMA, 5.00%, 9/1/20	568,754	616,185
FNMA, 6.50%, 1/1/28	20,911	23,370
FNMA, 6.50%, 1/1/29	44,468	49,720
FNMA, 7.50%, 7/1/29	112,154	128,312
FNMA, 7.50%, 9/1/30	25,846	29,984
FNMA, 5.00%, 7/1/31	1,417,786	1,556,668
FNMA, 6.50%, 9/1/31	36,755	41,073
FNMA, 7.00%, 9/1/31	14,066	15,888
FNMA, 6.50%, 1/1/32	73,777	82,399
FNMA, 6.50%, 8/1/32	50,175	56,568
FNMA, 5.50%, 6/1/33	161,168	179,062
FNMA, 5.50%, 7/1/33	280,416	309,934
FNMA, 5.50%, 8/1/33	483,307	533,290
FNMA, 5.50%, 9/1/33	303,454	338,734
FNMA, 5.00%, 11/1/33	899,626	988,119
FNMA, 5.00%, 4/1/35	1,339,368	1,466,119
FNMA, 4.50%, 9/1/35	638,393	686,627
FNMA, 5.00%, 2/1/36	859,176	940,109
FNMA, 5.50%, 4/1/36	339,492	374,319
FNMA, 5.50%, 5/1/36	662,103	730,084
FNMA, 5.00%, 11/1/36	2,248,611	2,456,984

FNMA, 5.50%, 2/1/37	179,027	197,177
FNMA, 6.00%, 7/1/37	1,468,112	1,629,218
FNMA, 6.50%, 8/1/37	225,152	243,857
FNMA, 5.00%, 4/1/40	2,247,586	2,467,912
FNMA, 5.00%, 6/1/40	1,979,719	2,170,353
FNMA, 4.50%, 8/1/40	2,863,588	3,075,816
FNMA, 4.50%, 9/1/40	4,442,063	4,774,282
FNMA, 3.50%, 1/1/41	2,335,980	2,373,667
FNMA, 4.00%, 1/1/41	1,783,518	1,874,858
FNMA, 4.50%, 1/1/41	1,481,869	1,594,151
FNMA, 4.50%, 2/1/41	1,067,900	1,146,373
FNMA, 4.00%, 5/1/41	2,368,348	2,487,562
FNMA, 4.50%, 7/1/41	810,166	871,073
FNMA, 4.50%, 9/1/41	913,388	980,994
FNMA, 4.50%, 9/1/41	3,548,163	3,809,832
FNMA, 4.00%, 12/1/41	1,949,908	2,047,292
FNMA, 4.00%, 1/1/42	1,162,121	1,218,826
FNMA, 4.00%, 1/1/42	1,666,136	1,750,107
FNMA, 4.00%, 3/1/42	1,598,506	1,678,952
FNMA, 3.50%, 5/1/42	2,988,896	3,038,239
FNMA, 3.50%, 6/1/42	920,105	935,459
FNMA, 3.50%, 9/1/42	2,967,615	3,020,390
FNMA, 3.00%, 11/1/42	2,120,125	2,068,067
FNMA, 6.50%, 8/1/47	43,573	47,396
FNMA, 6.50%, 8/1/47	42,602	46,295
FNMA, 6.50%, 9/1/47	151,163	164,194
FNMA, 6.50%, 9/1/47	5,610	6,095
FNMA, 6.50%, 9/1/47	16,598	18,045
FNMA, 6.50%, 9/1/47	51,088	55,489
FNMA, 6.50%, 9/1/47	16,098	17,478
GNMA, 7.00%, 4/20/26	76,457	88,667
GNMA, 7.50%, 8/15/26	43,460	51,949
GNMA, 7.00%, 2/15/28	13,760	14,084
GNMA, 7.50%, 2/15/28	17,294	17,830
GNMA, 7.00%, 12/15/28	23,146	24,272
GNMA, 7.00%, 5/15/31	88,064	105,075
GNMA, 5.50%, 11/15/32	337,579	375,405
GNMA, 4.00%, 1/20/41	1,985,369	2,110,051
GNMA, 4.50%, 5/20/41	1,205,866	1,312,823
GNMA, 4.50%, 6/15/41	984,760	1,082,157
GNMA, 4.00%, 12/15/41	1,954,176	2,079,449
GNMA, 3.50%, 6/20/42	2,091,293	2,157,725
GNMA, 3.50%, 7/20/42	1,019,133	1,051,507

		73,639,217

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $85,256,707)		86,394,542

CORPORATE BONDS — 10.6%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	95,921
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	273,439
Raytheon Co., 2.50%, 12/15/22	210,000	196,956

United Technologies Corp., 6.05%, 6/1/36	250,000	310,222
United Technologies Corp., 5.70%, 4/15/40	120,000	143,438
United Technologies Corp., 4.50%, 6/1/42	30,000	30,424

		1,050,400

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	220,000	227,064
American Honda Finance Corp., 1.50%, 9/11/17(4)	70,000	69,964
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,335
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	200,000	202,138
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	210,000	217,798
Ford Motor Co., 4.75%, 1/15/43	70,000	65,591
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	250,000	277,484
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	189,636
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	502,909

		1,904,919

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	641,184
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	310,000	293,511
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	185,148
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	62,336
PepsiCo, Inc., 2.75%, 3/1/23	110,000	104,338
Pernod-Ricard SA, 2.95%, 1/15/17(4)	180,000	187,528
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	330,000	341,562
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	200,000	205,334

		2,020,941

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	180,000	184,781
Amgen, Inc., 4.10%, 6/15/21	100,000	106,178
Amgen, Inc., 5.375%, 5/15/43	250,000	268,124
Celgene Corp., 3.25%, 8/15/22	110,000	107,872
Gilead Sciences, Inc., 4.40%, 12/1/21	220,000	239,411

		906,366

CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	143,680
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	430,779
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	120,753

		695,212

CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	202,125
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	113,368
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	106,714
Eastman Chemical Co., 2.40%, 6/1/17	50,000	51,216
Eastman Chemical Co., 3.60%, 8/15/22	198,000	195,500
Ecolab, Inc., 4.35%, 12/8/21	250,000	267,562
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	224,345

		1,160,830

COMMERCIAL BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17	870,000	964,653
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	156,601

Barclays Bank plc, 5.14%, 10/14/20	200,000	216,101
BB&T Corp., MTN, 5.70%, 4/30/14	60,000	60,758
BB&T Corp., MTN, 3.20%, 3/15/16	170,000	177,933
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	100,422
Capital One Financial Corp., 1.00%, 11/6/15	90,000	90,115
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	439,232
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	110,122
HBOS plc, MTN, 6.75%, 5/21/18(4)	100,000	113,980
HSBC Bank plc, 3.50%, 6/28/15(4)	140,000	145,687
Intesa Sanpaolo SpA, 3.875%, 1/16/18	40,000	41,073
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	277,515
KeyCorp, MTN, 2.30%, 12/13/18	220,000	220,424
KFW, 2.00%, 6/1/16	260,000	267,425
KFW, 2.00%, 10/4/22	300,000	281,778
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	267,459
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	52,785
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	218,223
U.S. Bancorp., 3.44%, 2/1/16	120,000	125,401
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	108,558
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	57,374
Wells Fargo & Co., 3.68%, 6/15/16	140,000	149,377
Wells Fargo & Co., 5.625%, 12/11/17	20,000	22,998
Wells Fargo & Co., 4.125%, 8/15/23	200,000	200,163
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,570
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	496,516

		5,383,243

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	130,000	133,250
Republic Services, Inc., 3.55%, 6/1/22	220,000	218,825

		352,075

COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	160,000	156,225
Apple, Inc., 2.40%, 5/3/23	240,000	220,472
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	251,075
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	149,003

		776,775

COMPUTERS AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	90,675
Dell, Inc., 3.10%, 4/1/16	40,000	40,500
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	296,860
Seagate HDD Cayman, 4.75%, 6/1/23(4)	240,000	231,000

		659,035

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	160,000	158,541

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	289,008
American Express Co., 1.55%, 5/22/18	220,000	217,133
American Express Credit Corp., 1.30%, 7/29/16	180,000	181,736
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	206,601
American Express Credit Corp., MTN, 2.375%, 3/24/17	100,000	103,403

Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	239,090
CIT Group, Inc., 4.25%, 8/15/17	310,000	322,787
Discover Bank, 2.00%, 2/21/18	250,000	250,030
Equifax, Inc., 3.30%, 12/15/22	140,000	134,318
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(4)	230,000	233,450
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	101,128
PNC Bank N.A., 6.00%, 12/7/17	290,000	330,970

		2,609,654

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	120,000	131,100
Ball Corp., 4.00%, 11/15/23	180,000	165,150
Rock-Tenn Co., 4.00%, 3/1/23	240,000	239,552

		535,802

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	44,362
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	103,894
Johns Hopkins University, 4.08%, 7/1/53	45,000	41,588

		189,844

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Ally Financial, Inc., 2.75%, 1/30/17	240,000	241,500
Bank of America Corp., 4.50%, 4/1/15	260,000	271,113
Bank of America Corp., 3.75%, 7/12/16	400,000	424,648
Bank of America Corp., 6.50%, 8/1/16	480,000	540,348
Bank of America Corp., 5.75%, 12/1/17	360,000	410,504
Bank of America Corp., 5.625%, 7/1/20	110,000	125,768
Bank of America Corp., 5.70%, 1/24/22	220,000	251,359
Bank of America Corp., 4.10%, 7/24/23	70,000	70,853
Bank of America Corp., MTN, 5.00%, 1/21/44	60,000	60,824
Citigroup, Inc., 4.45%, 1/10/17	100,000	108,412
Citigroup, Inc., 5.50%, 2/15/17	90,000	100,151
Citigroup, Inc., 6.125%, 11/21/17	340,000	392,276
Citigroup, Inc., 1.75%, 5/1/18	370,000	364,670
Citigroup, Inc., 4.50%, 1/14/22	560,000	595,552
Citigroup, Inc., 4.05%, 7/30/22	70,000	70,378
Citigroup, Inc., 3.875%, 10/25/23	210,000	207,819
Citigroup, Inc., 6.68%, 9/13/43	50,000	57,549
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	183,550
General Electric Capital Corp., 5.30%, 2/11/21	40,000	45,123
General Electric Capital Corp., MTN, 5.00%, 1/8/16	200,000	216,710
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	433,708
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	559,953
General Electric Capital Corp., MTN, 6.00%, 8/7/19	870,000	1,029,801
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	131,921
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	332,972
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	542,559
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	521,024
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	130,000	145,200
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	123,267
HSBC Holdings plc, 5.10%, 4/5/21	230,000	257,710
HSBC Holdings plc, 4.00%, 3/30/22	90,000	93,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17(4)	150,000	150,562

JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	600,073
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	500,163
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	213,934
Morgan Stanley, 4.75%, 3/22/17	130,000	142,392
Morgan Stanley, 5.75%, 1/25/21	100,000	113,911
Morgan Stanley, 5.00%, 11/24/25	370,000	376,768
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	808,893
Morgan Stanley, MTN, 5.625%, 9/23/19	150,000	171,712
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	160,000	165,460
Societe Generale SA, 5.00%, 1/17/24(4)	200,000	198,177
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	369,162

		12,721,954

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 2.625%, 12/1/22	290,000	264,767
AT&T, Inc., 6.55%, 2/15/39	287,000	333,238
AT&T, Inc., 4.30%, 12/15/42	130,000	112,924
British Telecommunications plc, 5.95%, 1/15/18	270,000	312,179
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	148,225
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	250,000	256,437
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	251,616
Orange SA, 4.125%, 9/14/21	210,000	214,126
Telecom Italia Capital SA, 7.00%, 6/4/18	240,000	269,400
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	181,912
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	108,758
Verizon Communications, Inc., 3.65%, 9/14/18	530,000	564,772
Verizon Communications, Inc., 4.50%, 9/15/20	130,000	140,342
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	381,713
Verizon Communications, Inc., 6.40%, 9/15/33	290,000	341,488
Verizon Communications, Inc., 7.35%, 4/1/39	140,000	179,569
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	143,705
Verizon Communications, Inc., 6.55%, 9/15/43	190,000	229,456
Windstream Corp., 7.875%, 11/1/17	60,000	68,850

		4,503,477

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	228,750
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	52,250

		281,000

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	125,558
Ensco plc, 4.70%, 3/15/21	270,000	291,389
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	172,177
Transocean, Inc., 5.05%, 12/15/16	40,000	44,108
Transocean, Inc., 2.50%, 10/15/17	140,000	142,206
Transocean, Inc., 6.50%, 11/15/20	100,000	113,803
Transocean, Inc., 6.375%, 12/15/21	50,000	55,885
Weatherford International Ltd., 9.625%, 3/1/19	120,000	156,046

		1,101,172

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22	170,000	160,707
Delhaize Group SA, 4.125%, 4/10/19	125,000	130,495
Delhaize Group SA, 5.70%, 10/1/40	90,000	89,970

Kroger Co. (The), 6.40%, 8/15/17	200,000	230,460
Kroger Co. (The), 3.30%, 1/15/21	150,000	150,948
Kroger Co. (The), 5.15%, 8/1/43	70,000	71,795
Safeway, Inc., 4.75%, 12/1/21	70,000	72,425
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	46,956
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	577,483
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	129,258
Walgreen Co., 1.80%, 9/15/17	90,000	90,962
Walgreen Co., 3.10%, 9/15/22	240,000	231,619

		1,983,078

FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	215,556
Kraft Foods Group, Inc., 6.125%, 8/23/18	81,000	95,088
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	225,663
Mondelez International, Inc., 4.00%, 2/1/24	140,000	142,211
Mondelez International, Inc., 6.50%, 2/9/40	97,000	120,315
Tyson Foods, Inc., 4.50%, 6/15/22	170,000	177,703

		976,536

GAS UTILITIES — 0.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	240,000	255,600
El Paso Corp., 7.25%, 6/1/18	150,000	172,403
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	210,000	244,121
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	152,693
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	110,569
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	206,000
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	151,786
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	198,221
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	155,918
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	348,421
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	148,776
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	200,000	222,193
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	170,000	203,906
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	169,697
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	170,000	192,121
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	179,334
Magellan Midstream Partners LP, 5.15%, 10/15/43	190,000	198,173
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	60,000	65,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	150,000	142,125
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	42,008
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	310,000	311,845
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	216,024
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	188,175
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	45,107
Williams Partners LP, 4.125%, 11/15/20	200,000	209,608

		4,530,374

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,508
Medtronic, Inc., 2.75%, 4/1/23	200,000	190,381

		268,889

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	122,076

CHS/Community Health Systems, Inc., 5.125%, 8/15/18	150,000	158,813
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	528,917
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	210,304
HCA, Inc., 7.25%, 9/15/20	150,000	163,312
NYU Hospitals Center, 4.43%, 7/1/42	90,000	79,965
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	124,152
UnitedHealth Group, Inc., 4.25%, 3/15/43	120,000	113,445
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	180,400
WellPoint, Inc., 3.125%, 5/15/22	100,000	96,106
WellPoint, Inc., 3.30%, 1/15/23	70,000	67,240

		1,844,730

HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	162,800
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	112,874

		275,674

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	230,000	234,313
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	113,506
Lennar Corp., 4.75%, 12/15/17	210,000	220,500
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	142,103
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	98,375
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	114,000

		922,797

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	80,000	79,200
General Electric Co., 5.25%, 12/6/17	230,000	261,989
General Electric Co., 2.70%, 10/9/22	210,000	201,408
General Electric Co., 4.125%, 10/9/42	130,000	122,347

		664,944

INSURANCE — 0.6%
Allstate Corp. (The), 4.50%, 6/15/43	80,000	79,200
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	91,339
American International Group, Inc., 6.40%, 12/15/20	220,000	262,350
American International Group, Inc., 4.875%, 6/1/22	330,000	360,148
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	242,162
American International Group, Inc., VRN, 8.18%, 5/15/38	80,000	99,800
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	152,873
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	89,186
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	210,990
Genworth Holdings, Inc., 7.20%, 2/15/21	70,000	81,976
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	220,000	243,213
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	57,689
ING U.S., Inc., 5.50%, 7/15/22	180,000	200,077
ING U.S., Inc., 5.70%, 7/15/43	160,000	173,725
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	60,000	63,728
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	70,000	80,728
Lincoln National Corp., 6.25%, 2/15/20	160,000	188,799
Markel Corp., 4.90%, 7/1/22	190,000	202,876
Markel Corp., 3.625%, 3/30/23	100,000	96,814
MetLife, Inc., 6.75%, 6/1/16	150,000	169,834
MetLife, Inc., 1.76%, 12/15/17	90,000	90,374

MetLife, Inc., 4.125%, 8/13/42	110,000	99,609
MetLife, Inc., 4.875%, 11/13/43	50,000	50,414
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	200,000	192,021
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	68,433
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	120,000	149,608
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	80,034
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	220,000	245,556
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	101,103
WR Berkley Corp., 4.625%, 3/15/22	130,000	136,546

		4,361,205

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	103,340
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	103,414
International Business Machines Corp., 1.95%, 7/22/16	410,000	422,839

		629,593

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	152,732
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	183,607

		336,339

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	214,810
Deere & Co., 5.375%, 10/16/29	200,000	232,468

		447,278

MEDIA — 0.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	140,000	134,484
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	184,783
CBS Corp., 3.375%, 3/1/22	120,000	117,590
CBS Corp., 4.85%, 7/1/42	60,000	57,054
Comcast Corp., 5.90%, 3/15/16	339,000	374,239
Comcast Corp., 6.40%, 5/15/38	310,000	371,003
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	159,330
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	250,000	269,661
Discovery Communications LLC, 5.625%, 8/15/19	90,000	103,400
Discovery Communications LLC, 3.25%, 4/1/23	100,000	95,744
DISH DBS Corp., 7.125%, 2/1/16	50,000	55,125
Gannett Co., Inc., 5.125%, 7/15/20(4)	210,000	211,312
Lamar Media Corp., 5.375%, 1/15/24(4)	180,000	183,150
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	102,204
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	410,248
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	113,533
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	50,000
Qwest Corp., 7.50%, 10/1/14	200,000	208,289
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	83,850
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	147,124
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	92,407
Time Warner, Inc., 3.15%, 7/15/15	140,000	144,928
Time Warner, Inc., 4.70%, 1/15/21	140,000	152,577
Time Warner, Inc., 7.70%, 5/1/32	200,000	266,071
Time Warner, Inc., 5.375%, 10/15/41	100,000	104,936
Time Warner, Inc., 5.35%, 12/15/43	120,000	125,860
Viacom, Inc., 4.375%, 9/15/14	150,000	153,517

Viacom, Inc., 4.50%, 3/1/21	110,000	118,231
Viacom, Inc., 3.125%, 6/15/22	190,000	182,804
Virgin Media Secured Finance plc, 6.50%, 1/15/18	200,000	207,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	122,095

		5,103,049

METALS AND MINING — 0.2%
ArcelorMittal, 5.75%, 8/5/20	120,000	126,000
Barrick Gold Corp., 4.10%, 5/1/23	80,000	74,079
Barrick North America Finance LLC, 4.40%, 5/30/21	170,000	168,059
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	70,000	67,241
Newmont Mining Corp., 3.50%, 3/15/22	20,000	17,621
Newmont Mining Corp., 6.25%, 10/1/39	120,000	111,591
Southern Copper Corp., 5.25%, 11/8/42	60,000	48,601
Steel Dynamics, Inc., 6.125%, 8/15/19	147,000	161,333
Steel Dynamics, Inc., 7.625%, 3/15/20	140,000	152,250
Teck Resources Ltd., 5.375%, 10/1/15	70,000	75,055
Teck Resources Ltd., 3.15%, 1/15/17	110,000	115,226
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	338,875
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	268,340
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	110,000	113,524

		1,837,795

MULTI-UTILITIES — 0.6%
Calpine Corp., 7.875%, 7/31/20(4)	270,000	297,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	61,093
CMS Energy Corp., 4.25%, 9/30/15	160,000	168,429
CMS Energy Corp., 8.75%, 6/15/19	180,000	233,517
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	140,343
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	87,000
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,256
Consumers Energy Co., 3.375%, 8/15/23	50,000	50,205
Dominion Gas Holdings LLC, 3.55%, 11/1/23(4)	50,000	49,492
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	223,466
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	197,409
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	131,340
DPL, Inc., 6.50%, 10/15/16	250,000	270,000
Duke Energy Corp., 6.30%, 2/1/14	100,000	100,000
Duke Energy Corp., 1.625%, 8/15/17	150,000	150,670
Duke Energy Corp., 3.55%, 9/15/21	90,000	92,575
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	141,264
Edison International, 3.75%, 9/15/17	130,000	138,848
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	164,209
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	118,545
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	68,709
FirstEnergy Corp., 2.75%, 3/15/18	135,000	135,537
FirstEnergy Corp., 4.25%, 3/15/23	160,000	155,812
Florida Power Corp., 3.85%, 11/15/42	220,000	202,648
Georgia Power Co., 4.30%, 3/15/42	70,000	66,472
Ipalco Enterprises, Inc., 5.00%, 5/1/18	230,000	243,800
Nisource Finance Corp., 4.45%, 12/1/21	70,000	72,668
Nisource Finance Corp., 5.65%, 2/1/45	100,000	107,943
Northern States Power Co., 3.40%, 8/15/42	70,000	59,785
PacifiCorp, 6.00%, 1/15/39	110,000	135,878

Progress Energy, Inc., 3.15%, 4/1/22	90,000	88,253
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	52,927
Sempra Energy, 6.50%, 6/1/16	200,000	225,103
Sempra Energy, 2.875%, 10/1/22	200,000	188,944
Southern Power Co., 5.15%, 9/15/41	40,000	41,740
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	51,697

		4,762,577

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	183,980
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	110,000	114,188
Target Corp., 4.00%, 7/1/42	220,000	196,559

		494,727

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	80,000	82,735

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	89,307
Anadarko Petroleum Corp., 6.45%, 9/15/36	90,000	105,760
Apache Corp., 4.75%, 4/15/43	90,000	90,252
BP Capital Markets plc, 2.25%, 11/1/16	180,000	186,567
BP Capital Markets plc, 4.50%, 10/1/20	100,000	109,956
BP Capital Markets plc, 2.75%, 5/10/23	100,000	93,018
Chevron Corp., 2.43%, 6/24/20	80,000	80,047
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	52,932
Continental Resources, Inc., 5.00%, 9/15/22	240,000	247,800
Denbury Resources, Inc., 4.625%, 7/15/23	210,000	194,775
Devon Energy Corp., 1.875%, 5/15/17	60,000	61,011
Devon Energy Corp., 5.60%, 7/15/41	140,000	151,226
EOG Resources, Inc., 5.625%, 6/1/19	150,000	174,871
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,597
Hess Corp., 6.00%, 1/15/40	90,000	100,439
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	220,977
Newfield Exploration Co., 6.875%, 2/1/20	200,000	215,000
Noble Energy, Inc., 4.15%, 12/15/21	290,000	305,407
Peabody Energy Corp., 7.375%, 11/1/16	40,000	45,200
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	52,519
Petro-Canada, 6.80%, 5/15/38	200,000	250,540
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	207,481
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	307,924
Petroleos Mexicanos, 3.125%, 1/23/19(4)	70,000	70,506
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	133,050
Petroleos Mexicanos, 4.875%, 1/24/22	120,000	122,484
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	54,472
Petroleos Mexicanos, 5.50%, 6/27/44	50,000	45,066
Phillips 66, 4.30%, 4/1/22	250,000	261,284
Pioneer Natural Resources Co., 3.95%, 7/15/22	90,000	91,743
Shell International Finance BV, 2.375%, 8/21/22	130,000	122,088
Shell International Finance BV, 3.625%, 8/21/42	140,000	122,834
Shell International Finance BV, 4.55%, 8/12/43	130,000	131,870
Statoil ASA, 2.45%, 1/17/23	190,000	177,931
Statoil ASA, 3.95%, 5/15/43	50,000	45,838
Statoil ASA, 4.80%, 11/8/43	100,000	104,856
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	115,232

Tesoro Corp., 5.375%, 10/1/22	100,000	102,500
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	113,701
Total Capital SA, 2.125%, 8/10/18	140,000	142,350
Weatherford International Ltd., 4.50%, 4/15/22	130,000	132,307

		5,572,718

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	120,000	118,985
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	350,000	397,080
International Paper Co., 6.00%, 11/15/41	130,000	148,554

		664,619

PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	300,000	301,799
AbbVie, Inc., 2.90%, 11/6/22	100,000	96,060
Actavis, Inc., 1.875%, 10/1/17	220,000	219,769
Actavis, Inc., 3.25%, 10/1/22	200,000	190,600
Actavis, Inc., 4.625%, 10/1/42	60,000	57,188
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	66,258
Forest Laboratories, Inc., 4.875%, 2/15/21(4)	310,000	309,225
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	243,786
Merck & Co., Inc., 2.40%, 9/15/22	100,000	94,711
Merck & Co., Inc., 3.60%, 9/15/42	140,000	122,658
Mylan, Inc., 3.125%, 1/15/23(4)	120,000	111,958
Mylan, Inc., 5.40%, 11/29/43	50,000	52,018
Roche Holdings, Inc., 6.00%, 3/1/19(4)	419,000	497,965
Roche Holdings, Inc., 7.00%, 3/1/39(4)	70,000	96,647
Sanofi, 4.00%, 3/29/21	95,000	102,310

		2,562,952

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	142,321
American Tower Corp., 4.70%, 3/15/22	120,000	125,305
BRE Properties, Inc., 3.375%, 1/15/23	60,000	56,193
DDR Corp., 4.75%, 4/15/18	230,000	250,317
Essex Portfolio LP, 3.625%, 8/15/22	150,000	145,710
Essex Portfolio LP, 3.25%, 5/1/23	50,000	46,777
HCP, Inc., 3.75%, 2/1/16	200,000	210,737
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,280
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	126,138
Health Care REIT, Inc., 4.50%, 1/15/24	110,000	112,098
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	96,022
Kilroy Realty LP, 3.80%, 1/15/23	190,000	183,491
ProLogis LP, 4.25%, 8/15/23	140,000	141,348
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	135,838
Simon Property Group LP, 5.75%, 12/1/15	160,000	173,118
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	95,000	98,864
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	106,523
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	120,000	128,359

		2,329,439

ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	184,647
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	63,084
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	210,246

CSX Corp., 4.25%, 6/1/21	150,000	161,172
CSX Corp., 3.70%, 11/1/23	180,000	179,635
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	46,043
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	200,345
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	40,000	40,769
Union Pacific Corp., 4.00%, 2/1/21	100,000	106,559
Union Pacific Corp., 4.75%, 9/15/41	150,000	154,596

		1,347,096

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	140,000	139,871

SOFTWARE — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(4)	150,000	155,625
Intuit, Inc., 5.75%, 3/15/17	254,000	287,314
Oracle Corp., 2.50%, 10/15/22	260,000	244,488
Oracle Corp., 3.625%, 7/15/23	280,000	284,722

		972,149

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	435,421
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	150,000	165,750
Staples, Inc., 4.375%, 1/12/23	120,000	118,257
United Rentals North America, Inc., 5.75%, 7/15/18	310,000	332,863

		1,052,291

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	130,000	142,350
L Brands, Inc., 6.90%, 7/15/17	100,000	115,500
PVH Corp., 4.50%, 12/15/22	120,000	113,700

		371,550

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	84,000	111,875
Altria Group, Inc., 2.85%, 8/9/22	270,000	254,235
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	190,681

		556,791

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	50,000	67,295
America Movil SAB de CV, 5.00%, 3/30/20	110,000	120,359
America Movil SAB de CV, 3.125%, 7/16/22	310,000	288,336
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	180,000	230,712
Vodafone Group plc, 5.625%, 2/27/17	110,000	124,250

		830,952

TOTAL CORPORATE BONDS (Cost $80,691,542)		82,933,988

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	53,466	56,389
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	470,699	353,193

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	55,677	57,171
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	237,762	250,316
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	108,010	107,555
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.28%, 2/1/14	351,541	360,304
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 2/1/14	279,630	278,188
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	16,390	16,461
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.52%, 2/1/14	311,262	310,109
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 2/1/14	183,278	182,588
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.55%, 2/1/14	202,460	201,430
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 2/1/14	448,765	452,902
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 2/1/14	227,621	236,171
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 2/1/14	119,480	121,287
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.73%, 2/1/14	500,710	509,434
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 2/1/14(4)	237,046	230,097
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 2/1/14	871,547	894,215
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	112,596	117,834
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 2/1/14	601,306	600,490
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 2/1/14	132,137	134,801
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/14	163,133	165,010
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 2/1/14(4)	488,159	495,643
Wells Fargo Mortgage Backed Securities 2005-3 Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	490,516	507,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	111,212	119,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.74%, 2/1/14	175,223	178,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 2/1/14	336,522	345,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2005- AR10, 1.00%, 6/25/35	970,125	995,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	223,014	230,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 2/1/14	726,462	739,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 2/1/14	209,217	217,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.66%, 2/1/14	204,313	210,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 2/1/14	232,848	237,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 2/1/14	170,703	178,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	281,638	298,786

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	316,745	330,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	182,327	186,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	297,397	309,711
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	163,330	169,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	119,870	125,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 2/1/14	171,578	171,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	623,805	659,988

		12,342,983

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	519,217	568,119
FHLMC, Series 77, Class H, 8.50%, 9/15/20	45,722	49,527

		617,646

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,857,919)		12,960,629

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	5,933	5,941
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 2/1/14	350,000	369,970
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 2/1/14	300,000	320,730
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	800,000	771,227
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	950,000	904,462
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	241,330
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 2/1/14	275,000	294,044
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	30,286	30,260
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 2/1/14	109,640	109,795
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 2/1/14	480,000	491,364
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 2/1/14	158,000	163,571
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 2/1/14	429,290	431,451
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	332,324	344,562
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	958,009	991,409

GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	1,125,000	1,135,137
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 2/10/14(4)	950,000	913,779
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	287,709
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	473,311
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	61,979	64,100
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	61,503	61,512
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.93%, 2/11/14	67,776	68,067
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 2/11/14	125,000	128,980
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	646,123	673,363
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 2/11/14	400,000	422,412
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 2/11/14	425,000	455,307
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	481,226
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,059	25,052
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	771,130	787,415
VNO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 2/1/14(4)	300,000	306,138
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	17,227	17,364
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,122,647

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,050,579)		12,893,635

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$530,000	590,950
Brazilian Government International Bond, 4.875%, 1/22/21	$20,000	21,040

		611,990

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16	$150,000	166,020
Province of Ontario Canada, 1.00%, 7/22/16	$150,000	151,120

		317,140

CHILE†
Chile Government International Bond, 3.25%, 9/14/21	$100,000	99,750
Chile Government International Bond, 3.625%, 10/30/42	$100,000	80,000

		179,750

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$310,000	315,425

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$220,000	269,412

MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	$90,000	100,125
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$420,000	484,575
Mexico Government International Bond, 5.125%, 1/15/20	$330,000	364,238
Mexico Government International Bond, 4.00%, 10/2/23	$100,000	98,625
Mexico Government International Bond, 6.05%, 1/11/40	$50,000	53,250
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$160,000	141,600

		1,242,413

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$70,000	79,975
Peruvian Government International Bond, 5.625%, 11/18/50	$120,000	119,700

		199,675

PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	$300,000	310,500
Philippine Government International Bond, 6.375%, 10/23/34	$100,000	119,250

		429,750

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	$140,000	152,670
Poland Government International Bond, 3.00%, 3/17/23	$140,000	128,450

		281,120

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$160,000	170,306
Korea Development Bank (The), 3.25%, 3/9/16	$130,000	136,113
Korea Development Bank (The), 4.00%, 9/9/16	$110,000	117,717

		424,136

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	$200,000	165,100

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$70,000	53,970

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,428,053)		4,489,881

MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	55,844
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	95,212
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	173,279
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	140,010
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	229,368
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	113,150
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	238,147
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	124,610
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	69,073
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	132,665
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	76,789

Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	147,416
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	281,482
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	129,406
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	115,863
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	118,463
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	85,365
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	50,791
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	226,422
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	237,579
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	237,252
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	102,877
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	124,894
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	139,000
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	59,513
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	21,796

TOTAL MUNICIPAL SECURITIES (Cost $3,112,447)		3,526,266

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 6.625%, 11/15/30 (Cost $3,072,382)	2,290,000	3,104,878

ASSET-BACKED SECURITIES(3)†
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27 (Cost $171,567)	170,000	169,150

TEMPORARY CASH INVESTMENTS — 2.6%
SSgA U.S. Government Money Market Fund (Cost $20,563,896)	20,563,896	20,563,896

TOTAL INVESTMENT SECURITIES — 101.0% (Cost $691,250,932)		789,858,566

OTHER ASSETS AND LIABILITIES — (1.0)%		(7,523,449)

TOTAL NET ASSETS — 100.0%		$782,335,117

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

22	U.S. Treasury 5-Year Notes	March 2014	2,653,750	5,451
50	U.S. Treasury 10-Year Notes	March 2014	6,287,500	(59,218)
2	U.S. Treasury Long Bonds	March 2014	267,187	(6,192)
21	U.S. Treasury Ultra Long Bonds	March 2014	3,020,063	(103,737)
			12,228,500	(163,696)

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)		Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $245,440.

(3)		Final maturity date indicated, unless otherwise noted.
(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $10,487,094, which represented 1.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	458,820,257	—	—
U.S. Treasury Securities	—	104,001,444	—
U.S. Government Agency Mortgage-Backed Securities	—	86,394,542	—
Corporate Bonds	—	82,933,988	—
Collateralized Mortgage Obligations	—	12,960,629	—
Commercial Mortgage-Backed Securities	—	12,893,635	—
Sovereign Governments and Agencies	—	4,489,881	—
Municipal Securities	—	3,526,266	—
U.S. Government Agency Securities	—	3,104,878	—
Asset-Backed Securities	—	169,150	—
Temporary Cash Investments	20,563,896	—	—
	479,384,153	310,474,413	—

Other Financial Instruments
Futures Contracts	5,451	—	—

Liabilities
Other Financial Instruments
Futures Contracts	(169,147)	—	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$694,099,519
Gross tax appreciation of investments	$105,661,628
Gross tax depreciation of investments	(9,902,581)
Net tax appreciation (depreciation) of investments	$95,759,047

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2014

Capital Value - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 2.8%
General Dynamics Corp.	13,890	1,407,196
Honeywell International, Inc.	10,560	963,389
Raytheon Co.	8,570	814,750
Textron, Inc.	25,940	920,870

		4,106,205

AIRLINES — 0.4%
Southwest Airlines Co.	27,850	583,458

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	3,290	298,304

AUTOMOBILES — 1.2%
Ford Motor Co.	111,870	1,673,575

BEVERAGES — 0.4%
PepsiCo, Inc.	6,290	505,464

BIOTECHNOLOGY — 0.6%
Amgen, Inc.	4,450	529,327
Gilead Sciences, Inc.(1)	3,950	318,568

		847,895

BUILDING PRODUCTS — 0.4%
Masco Corp.	26,920	569,627

CAPITAL MARKETS — 4.6%
Ameriprise Financial, Inc.	13,280	1,402,899
Bank of New York Mellon Corp. (The)	28,230	902,231
BlackRock, Inc.	4,300	1,292,021
Goldman Sachs Group, Inc. (The)	12,350	2,026,882
Morgan Stanley	34,470	1,017,210

		6,641,243

CHEMICALS — 1.1%
E.I. du Pont de Nemours & Co.	8,600	524,686
LyondellBasell Industries NV, Class A	14,040	1,105,790

		1,630,476

COMMERCIAL BANKS — 6.7%
KeyCorp	37,310	476,075
PNC Financial Services Group, Inc. (The)	27,210	2,173,535
U.S. Bancorp	62,340	2,476,768
Wells Fargo & Co.	99,920	4,530,373

		9,656,751

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
ADT Corp. (The)	28,040	842,321
Tyco International Ltd.	14,730	596,418

		1,438,739

COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.	123,390	2,703,475
F5 Networks, Inc.(1)	5,950	636,650

QUALCOMM, Inc.	23,550	1,747,881

		5,088,006

COMPUTERS AND PERIPHERALS — 1.5%
Apple, Inc.	1,770	886,062
NetApp, Inc.	31,960	1,353,186

		2,239,248

CONSUMER FINANCE — 1.2%
Capital One Financial Corp.	19,010	1,342,296
Santander Consumer USA Holdings, Inc.(1)	12,836	328,987

		1,671,283

DIVERSIFIED FINANCIAL SERVICES — 9.2%
Bank of America Corp.	138,770	2,324,397
Berkshire Hathaway, Inc., Class B(1)	21,320	2,379,312
Citigroup, Inc.	71,760	3,403,577
JPMorgan Chase & Co.	94,780	5,247,021

		13,354,307

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	60,860	2,027,855
CenturyLink, Inc.	28,260	815,584

		2,843,439

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	18,950	924,949
Pinnacle West Capital Corp.	15,730	827,870
PPL Corp.	31,730	969,986
Westar Energy, Inc.	24,980	828,587
Xcel Energy, Inc.	36,990	1,069,381

		4,620,773

ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	20,590	1,504,923

ENERGY EQUIPMENT AND SERVICES — 2.7%
Halliburton Co.	24,080	1,180,161
National Oilwell Varco, Inc.	20,830	1,562,458
Schlumberger Ltd.	13,780	1,206,715

		3,949,334

FOOD AND STAPLES RETAILING — 2.3%
CVS Caremark Corp.	28,410	1,923,925
Kroger Co. (The)	14,780	533,558
Wal-Mart Stores, Inc.	10,780	805,051

		3,262,534

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	13,590	445,073

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Abbott Laboratories	55,730	2,043,062
Medtronic, Inc.	42,660	2,412,849

		4,455,911

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Aetna, Inc.	16,530	1,129,495

Quest Diagnostics, Inc.	7,650	401,625
WellPoint, Inc.	11,930	1,025,980

		2,557,100

HOTELS, RESTAURANTS AND LEISURE — 0.7%
Carnival Corp.	17,710	694,055
Hilton Worldwide Holdings, Inc.(1)	16,930	366,534

		1,060,589

HOUSEHOLD PRODUCTS — 2.3%
Procter & Gamble Co. (The)	44,010	3,372,046

INDUSTRIAL CONGLOMERATES — 2.8%
General Electric Co.	158,720	3,988,634

INSURANCE — 6.4%
Allstate Corp. (The)	29,920	1,531,904
American International Group, Inc.	30,190	1,447,912
Chubb Corp. (The)	6,920	585,017
Loews Corp.	12,520	558,267
MetLife, Inc.	36,650	1,797,683
Principal Financial Group, Inc.	13,730	598,216
Prudential Financial, Inc.	15,940	1,345,177
Travelers Cos., Inc. (The)	16,780	1,363,878

		9,228,054

MACHINERY — 1.5%
Caterpillar, Inc.	3,450	323,989
Ingersoll-Rand plc	11,320	665,503
PACCAR, Inc.	21,550	1,206,800

		2,196,292

MEDIA — 3.0%
CBS Corp., Class B	8,260	485,027
Comcast Corp., Class A	28,110	1,530,590
Time Warner Cable, Inc.	4,660	621,038
Time Warner, Inc.	28,180	1,770,549

		4,407,204

METALS AND MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	39,570	1,282,464

MULTILINE RETAIL — 1.9%
Macy's, Inc.	24,300	1,292,760
Nordstrom, Inc.	6,260	359,637
Target Corp.	20,130	1,140,163

		2,792,560

OIL, GAS AND CONSUMABLE FUELS — 12.8%
Apache Corp.	13,570	1,089,128
Chevron Corp.	50,420	5,628,385
Exxon Mobil Corp.	65,760	6,060,442
Marathon Petroleum Corp.	9,550	831,328
Oasis Petroleum, Inc.(1)	23,730	992,151
Occidental Petroleum Corp.	27,420	2,401,169
Total SA ADR	26,230	1,499,569

		18,502,172

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	21,540	1,028,320

PHARMACEUTICALS — 8.5%
Johnson & Johnson	50,320	4,451,811
Merck & Co., Inc.	71,690	3,797,419
Pfizer, Inc.	132,110	4,016,144

		12,265,374

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Brixmor Property Group, Inc.	20,170	417,116
Camden Property Trust	7,850	485,287

		902,403

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	78,810	1,325,584
Intel Corp.	50,280	1,233,871
Microchip Technology, Inc.	24,350	1,092,341

		3,651,796

SOFTWARE — 2.7%
Electronic Arts, Inc.(1)	35,160	928,224
Microsoft Corp.	38,190	1,445,491
Oracle Corp.	42,320	1,561,608

		3,935,323

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	12,620	584,180

TOBACCO — 0.4%
Altria Group, Inc.	14,610	514,564

TOTAL COMMON STOCKS (Cost $97,002,817)		143,655,643

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $89,811), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $87,955)		87,955
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $216,285), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $211,091)		211,091
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $78,967), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $77,400)		77,400
SSgA U.S. Government Money Market Fund	170,146	170,146

TOTAL TEMPORARY CASH INVESTMENTS (Cost $546,592)		546,592

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $97,549,409)	144,202,235

OTHER ASSETS AND LIABILITIES — 0.3%	392,422

TOTAL NET ASSETS — 100.0%	$144,594,657

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
EUR	29,413	USD	40,208	UBS AG	2/28/14	(538)
USD	1,417,773	EUR	1,036,111	UBS AG	2/28/14	20,362
						19,824

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)    Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	143,655,643	—	—
Temporary Cash Investments	170,146	376,446	—
	143,825,789	376,446	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,362	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(538)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,583,832
Gross tax appreciation of investments	$45,117,864
Gross tax depreciation of investments	(499,461)
Net tax appreciation (depreciation) of investments	$44,618,403

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2014

Focused Growth - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 6.0%
Boeing Co. (The)	2,981	373,400
Honeywell International, Inc.	6,432	586,791
United Technologies Corp.	448	51,081

		1,011,272

AIR FREIGHT AND LOGISTICS — 2.4%
United Parcel Service, Inc., Class B	4,247	404,442

AUTOMOBILES — 1.7%
Harley-Davidson, Inc.	3,654	225,415
Tesla Motors, Inc.(1)	334	60,591

		286,006

BEVERAGES — 4.1%
PepsiCo, Inc.	8,464	680,167

BIOTECHNOLOGY — 4.8%
Alexion Pharmaceuticals, Inc.(1)	1,928	306,031
Regeneron Pharmaceuticals, Inc.(1)	1,705	492,046

		798,077

CAPITAL MARKETS — 1.1%
Franklin Resources, Inc.	3,468	180,371
State Street Corp.	116	7,766

		188,137

CHEMICALS — 4.9%
Dow Chemical Co. (The)	4,051	184,361
LyondellBasell Industries NV, Class A	1,419	111,760
Monsanto Co.	5,003	533,070

		829,191

COMMERCIAL BANKS — 2.6%
SunTrust Banks, Inc.	11,565	428,136

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Tyco International Ltd.	3,428	138,800

COMMUNICATIONS EQUIPMENT — 2.8%
QUALCOMM, Inc.	6,287	466,621

COMPUTERS AND PERIPHERALS — 5.1%
Apple, Inc.	1,251	626,251
SanDisk Corp.	2,109	146,681
Seagate Technology plc	1,547	81,774

		854,706

ELECTRICAL EQUIPMENT — 1.5%
Rockwell Automation, Inc.	2,241	257,356

ENERGY EQUIPMENT AND SERVICES — 4.0%
Schlumberger Ltd.	7,609	666,320

FOOD PRODUCTS — 6.6%
General Mills, Inc.	10,767	517,031

Hershey Co. (The)	1,611	160,133
Mead Johnson Nutrition Co.	5,668	435,813

		1,112,977

HEALTH CARE PROVIDERS AND SERVICES — 5.4%
Cardinal Health, Inc.	6,165	419,344
Express Scripts Holding Co.(1)	6,567	490,489

		909,833

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Las Vegas Sands Corp.	640	48,973
Marriott International, Inc. Class A	2,633	129,807
Starbucks Corp.	3,271	232,633

		411,413

HOUSEHOLD DURABLES — 2.6%
Mohawk Industries, Inc.(1)	3,076	437,346

INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp.	471	35,038

INSURANCE — 1.0%
MetLife, Inc.	3,437	168,585

INTERNET SOFTWARE AND SERVICES — 6.0%
Facebook, Inc., Class A(1)	3,808	238,267
Google, Inc., Class A(1)	657	775,897

		1,014,164

IT SERVICES — 3.5%
MasterCard, Inc., Class A	7,740	585,763

MACHINERY — 1.4%
Parker-Hannifin Corp.	2,139	242,498

MEDIA — 8.4%
CBS Corp., Class B	5,919	347,564
Comcast Corp., Class A	13,431	731,318
Discovery Communications, Inc. Class C(1)	4,471	329,602

		1,408,484

MULTILINE RETAIL — 2.2%
Target Corp.	6,357	360,061

OIL, GAS AND CONSUMABLE FUELS — 0.5%
Noble Energy, Inc.	1,276	79,533

PHARMACEUTICALS — 0.3%
Johnson & Johnson	595	52,640

ROAD AND RAIL — 2.0%
Union Pacific Corp.	1,939	337,851

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Linear Technology Corp.	8,844	393,912

SOFTWARE — 6.0%
Electronic Arts, Inc.(1)	6,826	180,207
Oracle Corp.	15,927	587,706
VMware, Inc., Class A(1)	2,623	236,437

		1,004,350

SPECIALTY RETAIL — 4.0%
GNC Holdings, Inc. Class A	3,001	153,381
Home Depot, Inc. (The)	5,158	396,392
Urban Outfitters, Inc.(1)	3,353	120,105

		669,878

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Hanesbrands, Inc.	1,213	86,293

TOTAL COMMON STOCKS (Cost $12,143,296)		16,319,850

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Growth Index Fund (Cost $142,047)	1,680	140,246

TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $53,208), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $52,108)		52,108
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $128,137), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $125,060)		125,060
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $46,783), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $45,855)		45,855
SSgA U.S. Government Money Market Fund	100,802	100,802

TOTAL TEMPORARY CASH INVESTMENTS (Cost $323,825)		323,825

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $12,609,168)		16,783,921

OTHER ASSETS AND LIABILITIES — (0.1)%		(10,616)

TOTAL NET ASSETS — 100.0%		$16,773,305

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,319,850	—	—
Exchange-Traded Funds	140,246	—	—
Temporary Cash Investments	100,802	223,023	—
	16,560,898	223,023	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,655,661
Gross tax appreciation of investments	$4,302,216
Gross tax depreciation of investments	(173,956)
Net tax appreciation (depreciation) of investments	$4,128,260

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2014

Fundamental Equity - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 5.1%
Boeing Co. (The)	30,941	3,875,670
General Dynamics Corp.	18,493	1,873,526
Honeywell International, Inc.	48,257	4,402,486
Lockheed Martin Corp.	2,766	417,417
Northrop Grumman Corp.	7,888	911,458

		11,480,557

AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	8,606	819,549

AIRLINES — 0.5%
Allegiant Travel Co.	4,385	399,342
Delta Air Lines, Inc.	26,163	800,849

		1,200,191

AUTOMOBILES — 0.5%
Ford Motor Co.	80,846	1,209,456

BEVERAGES — 3.1%
Coca-Cola Enterprises, Inc.	10,523	455,540
Dr Pepper Snapple Group, Inc.	32,136	1,538,672
PepsiCo, Inc.	60,502	4,861,941

		6,856,153

BIOTECHNOLOGY — 2.2%
Amgen, Inc.	30,522	3,630,592
Gilead Sciences, Inc.(1)	7,287	587,697
Regeneron Pharmaceuticals, Inc.(1)	2,277	657,119

		4,875,408

CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	3,778	399,108
Goldman Sachs Group, Inc. (The)	8,132	1,334,624
Legg Mason, Inc.	18,685	791,310
State Street Corp.	633	42,379

		2,567,421

CHEMICALS — 2.3%
Ashland, Inc.	1,354	125,665
CF Industries Holdings, Inc.	7,188	1,659,422
Dow Chemical Co. (The)	20,517	933,729
E.I. du Pont de Nemours & Co.	7,358	448,911
Eastman Chemical Co.	2,025	157,869
LyondellBasell Industries NV, Class A	21,446	1,689,087
Monsanto Co.	449	47,841
PPG Industries, Inc.	1,008	183,819

		5,246,343

COMMERCIAL BANKS — 2.7%
Bank of Hawaii Corp.	7,480	424,714

Wells Fargo & Co.	123,811	5,613,591

		6,038,305

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Knoll, Inc.	19,842	329,377

COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	158,280	3,467,915
Motorola Solutions, Inc.	3,427	218,643
QUALCOMM, Inc.	34,633	2,570,461

		6,257,019

COMPUTERS AND PERIPHERALS — 5.2%
Apple, Inc.	13,816	6,916,290
EMC Corp.	71,581	1,735,123
Hewlett-Packard Co.	92,652	2,686,908
Seagate Technology plc	7,449	393,754

		11,732,075

CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,370	355,809
Fluor Corp.	2,308	175,315

		531,124

CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	629	44,414
Discover Financial Services	22,227	1,192,478

		1,236,892

DIVERSIFIED FINANCIAL SERVICES — 5.0%
Citigroup, Inc.	105,860	5,020,940
JPMorgan Chase & Co.	112,220	6,212,499

		11,233,439

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	49,108	1,636,279
CenturyLink, Inc.	10,965	316,450
Verizon Communications, Inc.	45,750	2,196,915

		4,149,644

ELECTRIC UTILITIES — 1.2%
FirstEnergy Corp.	19,088	601,081
Northeast Utilities	15,895	696,201
Xcel Energy, Inc.	51,665	1,493,635

		2,790,917

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	33,072	2,180,768

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Belden, Inc.	10,327	668,260
Jabil Circuit, Inc.	9,336	167,768

		836,028

ENERGY EQUIPMENT AND SERVICES — 1.9%
Halliburton Co.	14,375	704,519
National Oilwell Varco, Inc.	7,579	568,501

Patterson-UTI Energy, Inc.	22,580	580,080
Schlumberger Ltd.	26,309	2,303,879

		4,156,979

FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)	2,285	82,488
Safeway, Inc.	11,204	350,013
Sysco Corp.	1,619	56,795
Wal-Mart Stores, Inc.	35,069	2,618,953

		3,108,249

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	6,173	243,710
ConAgra Foods, Inc.	17,017	540,970
General Mills, Inc.	25,847	1,241,173
Green Mountain Coffee Roasters, Inc.	8,135	658,935
Kraft Foods Group, Inc.	1,456	76,222
Tyson Foods, Inc., Class A	43,759	1,636,587

		4,397,597

GAS UTILITIES — 0.1%
Questar Corp.	9,390	218,975

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Abbott Laboratories	25,502	934,903
Baxter International, Inc.	2,102	143,567
Boston Scientific Corp.(1)	14,878	201,299
Covidien plc	1,418	96,764
Medtronic, Inc.	47,137	2,666,069
ResMed, Inc.	10,653	464,577
Stryker Corp.	5,258	408,021

		4,915,200

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
Aetna, Inc.	20,450	1,397,349
AmerisourceBergen Corp.	52,128	3,504,044
Cardinal Health, Inc.	42,156	2,867,451
Express Scripts Holding Co.(1)	4,915	367,101
UnitedHealth Group, Inc.	4,396	317,743

		8,453,688

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Bally Technologies, Inc.(1)	3,914	286,974
Brinker International, Inc.	1,032	49,908
Cheesecake Factory, Inc. (The)	2,902	129,255
Starbucks Corp.	6,018	428,000
Wyndham Worldwide Corp.	18,437	1,307,921
Wynn Resorts Ltd.	4,839	1,052,095

		3,254,153

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	3,976	311,559

HOUSEHOLD PRODUCTS — 1.0%
Colgate-Palmolive Co.	1,712	104,826
Kimberly-Clark Corp.	6,616	723,592

Procter & Gamble Co. (The)	17,128	1,312,347

		2,140,765

INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	57,954	1,456,384

INSURANCE — 4.2%
ACE Ltd.	10,599	994,292
Aflac, Inc.	8,953	562,069
American Financial Group, Inc.	5,399	296,513
American International Group, Inc.	31,245	1,498,510
Assurant, Inc.	10,664	696,893
Chubb Corp. (The)	6,413	542,155
MetLife, Inc.	8,733	428,354
Principal Financial Group, Inc.	16,426	715,681
Travelers Cos., Inc. (The)	21,222	1,724,924
Unum Group	62,500	2,012,500

		9,471,891

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	17,134	1,113,367
priceline.com, Inc.(1)	197	225,543
TripAdvisor, Inc.(1)	3,446	265,997

		1,604,907

INTERNET SOFTWARE AND SERVICES — 3.0%
AOL, Inc.(1)	4,590	211,507
Facebook, Inc., Class A(1)	27,921	1,747,017
Google, Inc., Class A(1)	2,584	3,051,627
LinkedIn Corp., Class A(1)	2,520	542,329
VeriSign, Inc.(1)	20,313	1,193,389

		6,745,869

IT SERVICES — 4.2%
Accenture plc, Class A	18,291	1,461,085
Cognizant Technology Solutions Corp., Class A(1)	3,541	343,194
Computer Sciences Corp.	1,327	80,164
International Business Machines Corp.	19,538	3,451,974
MasterCard, Inc., Class A	42,470	3,214,129
Western Union Co. (The)	62,239	958,481

		9,509,027

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	14,107	692,936

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	9,271	539,109
Thermo Fisher Scientific, Inc.	2,767	318,592

		857,701

MACHINERY — 1.9%
AGCO Corp.	3,265	174,122
Cummins, Inc.	5,943	754,642
Dover Corp.	30,103	2,605,716
Oshkosh Corp.	1,591	86,137

Wabtec Corp.	10,126	747,400

		4,368,017

MEDIA — 5.0%
CBS Corp., Class B	21,234	1,246,860
Comcast Corp., Class A	87,418	4,759,910
Gannett Co., Inc.	4,827	132,887
Omnicom Group, Inc.	5,027	364,860
Time Warner Cable, Inc.	8,682	1,157,050
Time Warner, Inc.	48,713	3,060,638
Viacom, Inc., Class B	7,086	581,761

		11,303,966

METALS AND MINING — 0.1%
Reliance Steel & Aluminum Co.	4,185	292,741

MULTI-UTILITIES — 1.2%
Ameren Corp.	3,851	145,722
CenterPoint Energy, Inc.	58,789	1,375,663
DTE Energy Co.	16,779	1,144,663
Public Service Enterprise Group, Inc.	2,226	74,215

		2,740,263

MULTILINE RETAIL — 0.9%
Dillard's, Inc., Class A	3,059	267,051
Macy's, Inc.	14,988	797,362
Target Corp.	16,471	932,917

		1,997,330

OIL, GAS AND CONSUMABLE FUELS — 8.7%
Chevron Corp.	38,694	4,319,411
ConocoPhillips	37,157	2,413,347
Exxon Mobil Corp.	96,682	8,910,213
HollyFrontier Corp.	23,257	1,076,799
Murphy Oil Corp.	8,842	500,546
Occidental Petroleum Corp.	18,997	1,663,567
Peabody Energy Corp.	10,394	177,218
Valero Energy Corp.	8,167	417,334
WPX Energy, Inc.(1)	2,518	47,968

		19,526,403

PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	43,237	2,064,134

PHARMACEUTICALS — 5.3%
AbbVie, Inc.	33,992	1,673,426
Eli Lilly & Co.	24,191	1,306,556
Hospira, Inc.(1)	8,924	392,745
Johnson & Johnson	51,765	4,579,650
Mallinckrodt plc(1)	177	10,236
Pfizer, Inc.	128,435	3,904,424

		11,867,037

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp.	9,008	728,567
Omega Healthcare Investors, Inc.	4,043	129,134
Public Storage	6,275	988,877

Simon Property Group, Inc.	1,498	231,950
Weyerhaeuser Co.	1,357	40,547

		2,119,075

ROAD AND RAIL — 1.4%
CSX Corp.	8,653	232,852
Ryder System, Inc.	17,076	1,215,641
Union Pacific Corp.	9,518	1,658,416

		3,106,909

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Altera Corp.	32,327	1,080,692
First Solar, Inc.(1)	7,944	401,807
Intel Corp.	22,029	540,592
Micron Technology, Inc.(1)	20,797	479,163
SunPower Corp.(1)	3,656	118,308
Texas Instruments, Inc.	18,923	802,335

		3,422,897

SOFTWARE — 2.3%
Microsoft Corp.	75,272	2,849,045
Oracle Corp.	37,954	1,400,503
Red Hat, Inc.(1)	803	45,369
Symantec Corp.	37,054	793,326

		5,088,243

SPECIALTY RETAIL — 3.9%
AutoZone, Inc.(1)	800	396,048
Best Buy Co., Inc.	2,943	69,278
Chico's FAS, Inc.	13,813	229,296
CST Brands, Inc.	907	28,960
Gap, Inc. (The)	28,670	1,091,754
Home Depot, Inc. (The)	62,656	4,815,114
L Brands, Inc.	2,318	121,370
Lowe's Cos., Inc.	18,358	849,792
Murphy USA, Inc.(1)	2,209	85,577
Pier 1 Imports, Inc.	54,671	1,044,763

		8,731,952

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	4,127	197,642

TOBACCO — 1.6%
Altria Group, Inc.	93,310	3,286,378
Lorillard, Inc.	5,621	276,666

		3,563,044

TOTAL COMMON STOCKS (Cost $144,004,951)		223,256,199

EXCHANGE-TRADED FUNDS†
SPDR S&P 500 ETF Trust (Cost $53,263)	470	83,745

TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $231,008), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $226,234)		226,234
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $556,320), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $542,960)		542,960
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $203,115), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $199,085)		199,085
SSgA U.S. Government Money Market Fund	437,642	437,642

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,405,921)		1,405,921

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $145,464,135)		224,745,865

OTHER ASSETS AND LIABILITIES — 0.1%		143,355

TOTAL NET ASSETS — 100.0%		$224,889,220

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	223,256,199	—	—
Exchange-Traded Funds	83,745	—	—
Temporary Cash Investments	437,642	968,279	—
	223,777,586	968,279	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,508,530
Gross tax appreciation of investments	$77,803,021
Gross tax depreciation of investments	(1,565,686)
Net tax appreciation (depreciation) of investments	$76,237,335

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2014

Growth - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%

AEROSPACE AND DEFENSE — 6.8%
Boeing Co. (The)	1,365,300	171,017,478
Honeywell International, Inc.	2,043,600	186,437,628
Precision Castparts Corp.	471,900	120,216,525
United Technologies Corp.	1,803,900	205,680,678

		683,352,309

AIR FREIGHT AND LOGISTICS — 0.5%
United Parcel Service, Inc., Class B	540,968	51,516,383

AIRLINES — 0.3%
Alaska Air Group, Inc.	411,100	32,505,677

AUTO COMPONENTS — 1.4%
BorgWarner, Inc.	2,529,800	135,850,260

AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	1,408,800	86,908,872
Tesla Motors, Inc.(1)	232,100	42,105,261

		129,014,133

BEVERAGES — 4.1%
Brown-Forman Corp., Class B	571,700	44,020,900
PepsiCo, Inc.	4,524,000	363,548,640

		407,569,540

BIOTECHNOLOGY — 4.2%
Alexion Pharmaceuticals, Inc.(1)	699,000	110,952,270
Gilead Sciences, Inc.(1)	2,336,300	188,422,595
Regeneron Pharmaceuticals, Inc.(1)	426,000	122,939,340

		422,314,205

CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	2,363,200	122,910,032
State Street Corp.	964,800	64,593,360

		187,503,392

CHEMICALS — 3.8%
Dow Chemical Co. (The)	1,937,800	88,189,278
LyondellBasell Industries NV, Class A	1,695,566	133,542,778
Monsanto Co.	1,535,800	163,639,490

		385,371,546

COMMERCIAL BANKS — 1.2%
SunTrust Banks, Inc.	3,299,400	122,143,788

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Tyco International Ltd.	2,264,700	91,697,703

COMMUNICATIONS EQUIPMENT — 2.8%
Ciena Corp.(1)	2,102,600	49,053,658
QUALCOMM, Inc.	3,161,000	234,609,420

		283,663,078

COMPUTERS AND PERIPHERALS — 5.0%
Apple, Inc.	621,700	311,223,020
Hewlett-Packard Co.	736,600	21,361,400
SanDisk Corp.	1,483,000	103,142,650
Seagate Technology plc	1,189,500	62,876,970

		498,604,040

CONSUMER FINANCE — 1.6%
American Express Co.	1,937,500	164,726,250

ELECTRICAL EQUIPMENT — 1.4%
Rockwell Automation, Inc.	1,250,800	143,641,872

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Trimble Navigation Ltd.(1)	1,364,200	44,104,586

ENERGY EQUIPMENT AND SERVICES — 3.5%
Core Laboratories NV	221,500	39,630,780
Oceaneering International, Inc.	966,000	65,832,900
Schlumberger Ltd.	2,852,000	249,749,640

		355,213,320

FOOD AND STAPLES RETAILING — 0.5%
Whole Foods Market, Inc.	974,500	50,927,370

FOOD PRODUCTS — 4.0%
General Mills, Inc.	4,457,400	214,044,348
Hershey Co. (The)	673,700	66,965,780
Mead Johnson Nutrition Co.	1,568,500	120,601,965

		401,612,093

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
C.R. Bard, Inc.	850,600	110,229,254
DENTSPLY International, Inc.	1,045,900	48,257,826
IDEXX Laboratories, Inc.(1)	434,000	49,588,840

		208,075,920

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Cardinal Health, Inc.	805,100	54,762,902
Express Scripts Holding Co.(1)	1,487,800	111,123,782

		165,886,684

HOTELS, RESTAURANTS AND LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	192,100	106,031,516
Las Vegas Sands Corp.	1,703,600	130,359,472
Marriott International, Inc. Class A	1,643,800	81,039,340
Starbucks Corp.	1,114,100	79,234,792

		396,665,120

HOUSEHOLD DURABLES — 0.8%
Mohawk Industries, Inc.(1)	530,100	75,369,618

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	1,075,600	69,462,248

INDUSTRIAL CONGLOMERATES — 1.1%
Danaher Corp.	1,484,344	110,420,350

INSURANCE — 0.3%
MetLife, Inc.	604,100	29,631,105

INTERNET AND CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	165,600	59,399,064
priceline.com, Inc.(1)	119,800	137,157,822

		196,556,886

INTERNET SOFTWARE AND SERVICES — 6.7%
Facebook, Inc., Class A(1)	2,735,700	171,172,749
Google, Inc., Class A(1)	427,700	505,100,869

		676,273,618

IT SERVICES — 4.1%
MasterCard, Inc., Class A	1,888,000	142,883,840
Visa, Inc., Class A	1,261,200	271,700,316

		414,584,156

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	716,100	77,532,147

MACHINERY — 1.6%
Parker-Hannifin Corp.	899,500	101,976,315
WABCO Holdings, Inc.(1)	633,500	54,620,370

		156,596,685

MEDIA — 5.7%
CBS Corp., Class B	1,676,600	98,449,952
Comcast Corp., Class A	5,028,000	273,774,600
Discovery Communications, Inc. Class C(1)	328,085	24,186,426
Scripps Networks Interactive, Inc. Class A	930,767	67,499,223
Viacom, Inc., Class B	1,384,100	113,634,610

		577,544,811

MULTILINE RETAIL — 1.0%
Target Corp.	1,792,300	101,515,872

OIL, GAS AND CONSUMABLE FUELS — 1.7%
EOG Resources, Inc.	563,800	93,162,312
Noble Energy, Inc.	1,275,200	79,483,216

		172,645,528

PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	944,100	64,897,434

PHARMACEUTICALS — 5.2%
Bristol-Myers Squibb Co.	3,521,300	175,959,361
Johnson & Johnson	1,774,900	157,025,403
Perrigo Co. plc	471,800	73,440,388
Zoetis, Inc.	3,807,700	115,601,772

		522,026,924

ROAD AND RAIL — 1.8%
Union Pacific Corp.	1,022,700	178,195,248

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Linear Technology Corp.	2,549,900	113,572,546

Microchip Technology, Inc.	895,600	40,176,616

		153,749,162

SOFTWARE — 6.3%
Check Point Software Technologies Ltd.(1)	691,400	45,238,302
Electronic Arts, Inc.(1)	3,431,200	90,583,680
Microsoft Corp.	2,900,912	109,799,519
Oracle Corp.	7,140,100	263,469,690
Splunk, Inc.(1)	302,900	23,332,387
VMware, Inc., Class A(1)	1,165,973	105,100,807

		637,524,385

SPECIALTY RETAIL — 3.8%
GNC Holdings, Inc. Class A	1,256,900	64,240,159
Home Depot, Inc. (The)	3,239,000	248,917,150
Urban Outfitters, Inc.(1)	2,056,200	73,653,084

		386,810,393

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Hanesbrands, Inc.	874,700	62,226,158

TOTAL COMMON STOCKS (Cost $7,761,405,927)		10,025,521,997

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $6,590,099), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $6,453,912)		6,453,907
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $15,870,501), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $15,489,376)		15,489,376
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $5,794,393), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $5,679,440)		5,679,438
SSgA U.S. Government Money Market Fund	12,366,610	12,366,610

TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,989,331)		39,989,331

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,801,395,258)		10,065,511,328

OTHER ASSETS AND LIABILITIES†		4,210,347

TOTAL NET ASSETS — 100.0%		$10,069,721,675

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	10,025,521,997	—	—
Temporary Cash Investments	12,366,610	27,622,721	—
	10,037,888,607	27,622,721	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,809,629,263
Gross tax appreciation of investments	$2,306,713,458
Gross tax depreciation of investments	(50,831,393)
Net tax appreciation (depreciation) of investments	$2,255,882,065

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2014

Heritage - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%

AEROSPACE AND DEFENSE — 1.4%
Alliant Techsystems, Inc.	241,931	34,765,485
B/E Aerospace, Inc.(1)	609,800	48,460,806

		83,226,291

AUTO COMPONENTS — 1.3%
BorgWarner, Inc.	1,454,318	78,096,877

AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	1,052,428	64,924,283

BEVERAGES — 3.8%
Brown-Forman Corp., Class B	651,570	50,170,890
Constellation Brands, Inc., Class A(1)	1,726,300	132,355,421
Monster Beverage Corp.(1)	646,000	43,863,400

		226,389,711

BIOTECHNOLOGY — 2.0%
BioMarin Pharmaceutical, Inc.(1)	600,700	41,376,216
Incyte Corp. Ltd.(1)	622,700	40,799,304
Regeneron Pharmaceuticals, Inc.(1)	122,098	35,236,262

		117,411,782

BUILDING PRODUCTS — 3.1%
Allegion plc(1)	293,727	14,495,427
Fortune Brands Home & Security, Inc.	2,039,648	91,906,539
Lennox International, Inc.	875,867	75,815,048

		182,217,014

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.(1)	573,400	114,244,216
KKR & Co. LP	1,241,575	29,934,373
Lazard Ltd. Class A	798,859	34,159,211

		178,337,800

CHEMICALS — 3.5%
FMC Corp.	1,323,123	93,452,177
Sherwin-Williams Co. (The)	441,089	80,833,970
Westlake Chemical Corp.	298,388	36,266,078

		210,552,225

COMMERCIAL BANKS — 2.5%
East West Bancorp., Inc.	1,253,199	41,932,039
Signature Bank(1)	206,053	25,150,829
SVB Financial Group(1)	722,687	81,107,162

		148,190,030

COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	1,116,600	31,063,812
Stericycle, Inc.(1)	486,493	56,948,871

		88,012,683

COMMUNICATIONS EQUIPMENT — 0.6%
Palo Alto Networks, Inc.(1)	561,730	33,394,848

COMPUTERS AND PERIPHERALS — 1.0%
NetApp, Inc.	1,350,597	57,184,277

CONSTRUCTION AND ENGINEERING — 2.8%
Chicago Bridge & Iron Co. NV New York Shares	256,280	19,218,437
MasTec, Inc.(1)	2,068,640	74,346,922
Quanta Services, Inc.(1)	2,410,361	75,130,952

		168,696,311

CONSUMER FINANCE — 1.3%
Discover Financial Services	1,087,699	58,355,051
Santander Consumer USA Holdings, Inc.(1)	723,547	18,544,510

		76,899,561

CONTAINERS AND PACKAGING — 0.2%
Rock Tenn Co., Class A	115,400	11,710,792

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	1,921,358	56,603,207

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	566,900	72,018,976

ENERGY EQUIPMENT AND SERVICES — 1.2%
Dril-Quip, Inc.(1)	436,205	43,864,775
Frank's International NV	1,185,267	27,782,658

		71,647,433

FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	811,708	91,203,511
Sprouts Farmers Market, Inc.(1)	823,200	29,421,168
United Natural Foods, Inc.(1)	435,100	29,399,707
Whole Foods Market, Inc.	1,045,854	54,656,330

		204,680,716

FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	564,708	51,891,018

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Cooper Cos., Inc. (The)	414,988	51,574,708
Teleflex, Inc.	805,784	75,453,614

		127,028,322

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
AmerisourceBergen Corp.	369,900	24,864,678
Catamaran Corp.(1)	1,578,792	76,760,867

		101,625,545

HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	712,828	40,552,785
Medidata Solutions, Inc.(1)	507,988	32,054,043

		72,606,828

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	120,000	66,235,200
Noodles & Co.(1)	963,385	35,019,045

Wyndham Worldwide Corp.	1,021,476	72,463,507

		173,717,752

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	283,100	40,251,158

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	970,311	62,662,684

INTERNET AND CATALOG RETAIL — 3.4%
Ctrip.com International Ltd. ADR(1)	617,800	24,409,278
Netflix, Inc.(1)	105,100	43,020,583
priceline.com, Inc.(1)	50,716	58,064,241
TripAdvisor, Inc.(1)	970,800	74,936,052

		200,430,154

INTERNET SOFTWARE AND SERVICES — 3.3%
CoStar Group, Inc.(1)	292,011	50,237,572
LinkedIn Corp., Class A(1)	619,270	133,273,097
Xoom Corp.(1)	540,050	14,791,970

		198,302,639

IT SERVICES — 2.1%
Alliance Data Systems Corp.(1)	523,824	125,539,660

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	352,500	44,133,000

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Covance, Inc.(1)	723,510	68,415,106

MACHINERY — 4.6%
Flowserve Corp.	1,087,694	78,672,907
Middleby Corp.(1)	307,400	75,798,692
Pentair Ltd.	796,800	59,226,144
WABCO Holdings, Inc.(1)	705,900	60,862,698

		274,560,441

MEDIA — 2.6%
AMC Networks, Inc.(1)	585,889	37,754,687
Discovery Communications, Inc. Class A(1)	1,048,998	83,689,061
Lions Gate Entertainment Corp.	957,013	30,940,230

		152,383,978

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Antero Resources Corp.(1)	554,730	32,584,840
Cabot Oil & Gas Corp.	1,220,616	48,800,228
Concho Resources, Inc.(1)	808,800	79,092,552
Oasis Petroleum, Inc.(1)	898,500	37,566,285

		198,043,905

PHARMACEUTICALS — 4.5%
Actavis plc(1)	729,600	137,879,808
Perrigo Co. plc	394,854	61,462,974
Zoetis, Inc.	2,197,368	66,712,092

		266,054,874

ROAD AND RAIL — 4.3%
Canadian Pacific Railway Ltd. New York Shares	1,111,146	168,316,396

Kansas City Southern	805,128	85,013,466

		253,329,862

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
ARM Holdings plc	2,360,402	36,280,447
NXP Semiconductor NV(1)	1,032,484	49,920,601
Xilinx, Inc.	1,644,625	76,343,493

		162,544,541

SOFTWARE — 7.0%
CommVault Systems, Inc.(1)	497,599	34,369,163
Electronic Arts, Inc.(1)	8,133,200	214,716,480
NetSuite, Inc.(1)	913,627	96,095,288
Splunk, Inc.(1)	920,612	70,914,742

		416,095,673

SPECIALTY RETAIL — 6.1%
DSW, Inc., Class A	562,372	21,173,306
GNC Holdings, Inc. Class A	574,675	29,371,639
Lumber Liquidators Holdings, Inc.(1)	733,224	65,249,604
O'Reilly Automotive, Inc.(1)	601,607	78,798,485
Restoration Hardware Holdings, Inc.(1)	440,103	24,971,444
Ross Stores, Inc.	972,074	66,013,545
Tractor Supply Co.	1,155,194	76,831,953

		362,409,976

TEXTILES, APPAREL AND LUXURY GOODS — 4.5%
Fifth & Pacific Cos., Inc.(1)	1,011,332	29,025,228
Hanesbrands, Inc.	852,030	60,613,414
Michael Kors Holdings Ltd.(1)	735,249	58,768,453
PVH Corp.	358,666	43,351,959
Under Armour, Inc. Class A(1)	721,398	77,990,338

		269,749,392

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
SBA Communications Corp., Class A(1)	1,826,208	169,380,792

TOTAL COMMON STOCKS (Cost $4,250,229,591)		5,921,352,117

TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $7,102,258), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $6,955,487)		6,955,481
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $17,103,897), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $16,693,153)		16,693,153
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $6,244,712), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $6,120,826)		6,120,823
SSgA U.S. Government Money Market Fund	13,454,703	13,454,703

TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,224,160)		43,224,160

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $4,293,453,751)	5,964,576,277

OTHER ASSETS AND LIABILITIES — (0.3)%	(18,141,646)

TOTAL NET ASSETS — 100.0%	$5,946,434,631

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
GBP	605,443	USD	1,002,046	Credit Suisse AG	2/28/14	(6,935)
USD	34,084,070	GBP	20,670,040	Credit Suisse AG	2/28/14	110,642
						103,707

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,885,071,670	36,280,447	—
Temporary Cash Investments	13,454,703	29,769,457	—
	5,898,526,373	66,049,904	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	110,642	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(6,935)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,295,860,048
Gross tax appreciation of investments	$1,711,197,244
Gross tax depreciation of investments	(42,481,015)
Net tax appreciation (depreciation) of investments	$1,668,716,229

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2014

New Opportunities - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 1.8%
B/E Aerospace, Inc.(1)	19,096	1,517,559
TransDigm Group, Inc.	11,413	1,906,313

		3,423,872

AIRLINES — 0.9%
Copa Holdings SA Class A	5,800	758,060
Spirit Airlines, Inc.(1)	19,766	927,025

		1,685,085

AUTO COMPONENTS — 2.8%
American Axle & Manufacturing Holdings, Inc.(1)	143,110	2,664,708
Goodyear Tire & Rubber Co. (The)	117,964	2,791,028

		5,455,736

BIOTECHNOLOGY — 5.7%
Aegerion Pharmaceuticals, Inc.(1)	11,660	699,367
Alkermes plc(1)	17,168	835,738
Alnylam Pharmaceuticals, Inc.(1)	9,300	778,038
Celldex Therapeutics, Inc.(1)	14,030	361,693
Cepheid, Inc.(1)	9,769	516,389
Clovis Oncology, Inc.(1)	3,700	240,611
Cubist Pharmaceuticals, Inc.(1)	8,894	650,063
Incyte Corp. Ltd.(1)	15,581	1,020,867
Intercept Pharmaceuticals, Inc.(1)	1,190	358,047
Isis Pharmaceuticals, Inc.(1)	12,631	644,939
Medivation, Inc.(1)	10,358	824,497
Neurocrine Biosciences, Inc.(1)	12,240	209,182
NPS Pharmaceuticals, Inc.(1)	12,730	455,480
Opko Health, Inc.(1)	38,380	304,353
Pharmacyclics, Inc.(1)	7,744	1,030,494
Puma Biotechnology, Inc.(1)	2,530	299,071
Seattle Genetics, Inc.(1)	14,685	658,769
Theravance, Inc.(1)	11,070	407,597
United Therapeutics Corp.(1)	6,643	681,705

		10,976,900

BUILDING PRODUCTS — 2.9%
American Woodmark Corp.(1)	24,674	866,304
Apogee Enterprises, Inc.	25,241	853,146
Fortune Brands Home & Security, Inc.	46,359	2,088,936
Lennox International, Inc.	14,676	1,270,355
Norcraft Cos., Inc.(1)	24,283	418,882

		5,497,623

CAPITAL MARKETS — 1.7%
Evercore Partners, Inc., Class A	15,860	885,623
HFF, Inc., Class A	28,030	829,127
Lazard Ltd. Class A	27,133	1,160,207

SEI Investments Co.	14,167	482,528

		3,357,485

CHEMICALS — 2.0%
Cabot Corp.	30,980	1,507,797
Chemtura Corp.(1)	50,290	1,261,273
International Flavors & Fragrances, Inc.	8,927	773,792
PolyOne Corp.	9,150	325,374

		3,868,236

COMMERCIAL BANKS — 2.8%
Cathay General Bancorp.	40,828	959,458
Central Pacific Financial Corp.	26,790	491,597
Home Bancshares, Inc.	29,472	908,916
Pinnacle Financial Partners, Inc.	25,211	822,887
Renasant Corp.	16,750	482,233
Signature Bank(1)	5,474	668,156
Texas Capital Bancshares, Inc.(1)	18,780	1,116,847

		5,450,094

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
G&K Services, Inc., Class A	9,352	522,683

COMMUNICATIONS EQUIPMENT — 1.1%
Ubiquiti Networks, Inc.(1)	49,496	2,039,235

CONSTRUCTION AND ENGINEERING — 1.2%
Chicago Bridge & Iron Co. NV New York Shares	11,720	878,883
MasTec, Inc.(1)	40,363	1,450,646

		2,329,529

CONSTRUCTION MATERIALS — 1.4%
Caesarstone Sdot-Yam Ltd.	26,980	1,222,734
Headwaters, Inc.(1)	78,802	876,278
Martin Marietta Materials, Inc.	5,440	593,014

		2,692,026

CONTAINERS AND PACKAGING — 1.6%
Ball Corp.	15,740	805,730
Crown Holdings, Inc.(1)	23,700	974,070
Graphic Packaging Holding Co.(1)	61,650	585,675
Rock Tenn Co., Class A	6,220	631,206

		2,996,681

DISTRIBUTORS — 2.1%
LKQ Corp.(1)	110,409	2,988,772
Pool Corp.	20,384	1,104,405

		4,093,177

DIVERSIFIED CONSUMER SERVICES — 0.6%
LifeLock, Inc.(1)	60,040	1,225,416

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	15,970	830,759
MarketAxess Holdings, Inc.	16,325	1,024,231

		1,854,990

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, inc., Class A(1)	17,356	511,308

ELECTRIC UTILITIES — 0.3%
ITC Holdings Corp.	5,350	553,725

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	7,040	894,361
EnerSys	17,930	1,220,316

		2,114,677

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Belden, Inc.	10,496	679,196
Cognex Corp.	9,469	373,552
FEI Co.	13,230	1,239,916
Littelfuse, Inc.	14,913	1,334,713
Trimble Navigation Ltd.(1)	32,584	1,053,441
Vishay Intertechnology, Inc.(1)	48,889	663,913

		5,344,731

ENERGY EQUIPMENT AND SERVICES — 2.3%
Dril-Quip, Inc.(1)	11,613	1,167,803
Geospace Technologies Corp.(1)	7,900	628,208
Hornbeck Offshore Services, Inc.(1)	17,735	757,462
Matrix Service Co.(1)	28,415	746,746
Oceaneering International, Inc.	15,331	1,044,808

		4,345,027

FOOD AND STAPLES RETAILING — 1.2%
Rite Aid Corp.(1)	184,010	1,021,255
United Natural Foods, Inc.(1)	18,901	1,277,141

		2,298,396

FOOD PRODUCTS — 1.4%
Hain Celestial Group, Inc. (The)(1)	12,568	1,154,874
J&J Snack Foods Corp.	7,275	640,927
TreeHouse Foods, Inc.(1)	14,572	959,420

		2,755,221

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
Align Technology, Inc.(1)	15,630	928,735
Cooper Cos., Inc. (The)	4,204	522,473
Cyberonics, Inc.(1)	5,173	345,556
DexCom, Inc.(1)	11,270	455,984
HeartWare International, Inc.(1)	2,898	287,511
IDEXX Laboratories, Inc.(1)	6,934	792,279
Insulet Corp.(1)	10,930	469,990
Mettler-Toledo International, Inc.(1)	5,645	1,390,363
ResMed, Inc.	17,342	756,285
Sirona Dental Systems, Inc.(1)	7,820	562,571
STERIS Corp.	20,562	943,590
Thoratec Corp.(1)	9,857	344,403
West Pharmaceutical Services, Inc.	10,560	501,072

		8,300,812

HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Brookdale Senior Living, Inc.(1)	15,340	421,236
Centene Corp.(1)	8,074	489,284
Community Health Systems, Inc.(1)	1	35
HealthSouth Corp.	11,127	346,272
Mednax, Inc.(1)	9,680	538,595
MWI Veterinary Supply, Inc.(1)	4,330	806,506
Patterson Cos., Inc.	11,230	448,751
Team Health Holdings, Inc.(1)	10,910	470,876
Tenet Healthcare Corp.(1)	12,830	590,308
Universal Health Services, Inc., Class B	8,330	683,227

		4,795,090

HEALTH CARE TECHNOLOGY — 1.3%
athenahealth, Inc.(1)	4,556	671,555
HMS Holdings Corp.(1)	13,446	309,661
Medidata Solutions, Inc.(1)	15,752	993,951
Veeva Systems, Inc. Class A(1)	17,670	561,729

		2,536,896

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Buffalo Wild Wings, Inc.(1)	4,160	590,138
Cedar Fair LP	9,041	449,699
Papa John's International, Inc.	52,304	2,517,391
Six Flags Entertainment Corp.	31,748	1,139,436

		4,696,664

HOUSEHOLD DURABLES — 1.6%
M.D.C. Holdings, Inc.	33,521	1,035,464
Ryland Group, Inc. (The)	16,100	718,704
Standard Pacific Corp.(1)	144,250	1,269,400

		3,023,568

INSURANCE — 1.1%
Allied World Assurance Co. Holdings Ltd.	8,670	892,316
AMERISAFE, Inc.	17,299	715,660
Brown & Brown, Inc.	16,538	520,782

		2,128,758

INTERNET SOFTWARE AND SERVICES — 6.3%
Care.com, Inc.(1)	80,824	2,320,457
comScore, Inc.(1)	39,450	1,081,324
CoStar Group, Inc.(1)	10,990	1,890,720
Dealertrack Technologies, Inc.(1)	22,422	1,045,986
Global Eagle Entertainment, Inc.(1)	23,918	382,927
Pandora Media, Inc.(1)	14,708	530,518
Shutterstock, Inc.(1)	14,793	1,192,464
Textura Corp.(1)	31,090	977,470
Trulia, Inc.(1)	29,480	1,017,944
Web.com Group, Inc.(1)	48,626	1,643,559

		12,083,369

IT SERVICES — 4.1%
Alliance Data Systems Corp.(1)	4,940	1,183,920
FleetCor Technologies, Inc.(1)	27,341	2,906,895

Global Payments, Inc.	7,986	527,795
iGATE Corp.(1)	26,450	892,688
MAXIMUS, Inc.	26,940	1,141,448
ServiceSource International, Inc.(1)	141,900	1,132,362

		7,785,108

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Brunswick Corp.	26,741	1,108,682
Polaris Industries, Inc.	8,499	1,064,075

		2,172,757

LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Bruker Corp.(1)	17,328	352,625
Covance, Inc.(1)	17,210	1,627,377
PAREXEL International Corp.(1)	11,002	537,008

		2,517,010

MACHINERY — 4.3%
ITT Corp.	35,985	1,473,586
Lincoln Electric Holdings, Inc.	8,804	609,237
Middleby Corp.(1)	14,354	3,539,409
Mueller Water Products, Inc. Class A	125,637	1,090,529
RBC Bearings, Inc.(1)	15,200	985,568
WABCO Holdings, Inc.(1)	6,317	544,652

		8,242,981

MEDIA — 1.7%
AMC Networks, Inc.(1)	17,040	1,098,058
Nexstar Broadcasting Group, Inc. Class A	14,610	702,010
Sinclair Broadcast Group, Inc., Class A	43,866	1,378,270

		3,178,338

METALS AND MINING — 1.2%
Horsehead Holding Corp.(1)	81,900	1,254,708
Reliance Steel & Aluminum Co.	15,720	1,099,614

		2,354,322

OIL, GAS AND CONSUMABLE FUELS — 2.3%
Athlon Energy, Inc.(1)	43,760	1,334,680
Gulfport Energy Corp.(1)	34,594	2,108,504
Kodiak Oil & Gas Corp.(1)	41,467	439,965
Rosetta Resources, Inc.(1)	12,145	517,499

		4,400,648

PERSONAL PRODUCTS — 0.6%
Herbalife Ltd.	8,834	568,645
Nu Skin Enterprises, Inc., Class A	6,403	545,215

		1,113,860

PHARMACEUTICALS — 2.2%
Endo Health Solutions, Inc.(1)	14,927	983,391
Jazz Pharmaceuticals plc(1)	7,271	1,102,720
Medicines Co. (The)(1)	10,439	362,860
Prestige Brands Holdings, Inc.(1)	12,183	368,657
Questcor Pharmaceuticals, Inc.	8,070	540,771

Salix Pharmaceuticals Ltd.(1)	9,718	945,950

		4,304,349

PROFESSIONAL SERVICES — 2.8%
Equifax, Inc.	8,766	614,146
Huron Consulting Group, Inc.(1)	15,015	994,594
Korn/Ferry International(1)	48,350	1,134,291
On Assignment, Inc.(1)	35,703	1,059,665
WageWorks, Inc.(1)	25,450	1,582,735

		5,385,431

ROAD AND RAIL — 1.4%
Saia, Inc.(1)	31,793	1,070,153
Swift Transportation Co.(1)	72,044	1,570,559

		2,640,712

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Cavium Networks, Inc.(1)	22,686	843,239
Cree, Inc.(1)	12,980	784,251
Photronics, Inc.(1)	82,683	686,269
Power Integrations, Inc.	10,191	603,613
Skyworks Solutions, Inc.(1)	30,313	916,968
SunEdison, Inc.(1)	29,120	405,059

		4,239,399

SOFTWARE — 6.3%
Aspen Technology, Inc.(1)	43,675	1,990,270
Bottomline Technologies, Inc.(1)	37,136	1,285,648
CommVault Systems, Inc.(1)	4,637	320,278
Covisint Corp.(1)	54,442	509,033
FleetMatics Group plc(1)	17,940	717,779
Infoblox, Inc.(1)	14,925	523,569
Interactive Intelligence, Inc.(1)	12,871	977,424
Manhattan Associates, Inc.(1)	25,400	856,488
Monotype Imaging Holdings, Inc.	28,762	838,988
NetSuite, Inc.(1)	4,380	460,688
PROS Holdings, Inc.(1)	16,752	636,744
Solera Holdings, Inc.	19,850	1,326,575
Splunk, Inc.(1)	11,040	850,411
Tyler Technologies, Inc.(1)	3,617	381,413
Ultimate Software Group, Inc.(1)	3,176	518,418

		12,193,726

SPECIALTY RETAIL — 4.1%
Brown Shoe Co., Inc.	48,600	1,150,848
Cabela's, Inc.(1)	6,354	424,828
Conn's, Inc.(1)	23,659	1,436,338
Foot Locker, Inc.	17,470	674,342
Lithia Motors, Inc., Class A	19,073	1,073,619
Restoration Hardware Holdings, Inc.(1)	29,890	1,695,959
Ulta Salon Cosmetics & Fragrance, Inc.(1)	6,404	548,887
Zale Corp.(1)	55,730	842,638

		7,847,459

TEXTILES, APPAREL AND LUXURY GOODS — 2.5%
Fifth & Pacific Cos., Inc.(1)	41,380	1,187,606
Fossil Group, Inc.(1)	9,115	1,019,330
Hanesbrands, Inc.	21,140	1,503,900
Under Armour, Inc. Class A(1)	10,682	1,154,831

		4,865,667

TRADING COMPANIES AND DISTRIBUTORS — 1.8%
DXP Enterprises, Inc.(1)	7,415	712,137
H&E Equipment Services, Inc.(1)	32,095	971,836
United Rentals, Inc.(1)	22,269	1,802,453

		3,486,426

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
RingCentral, Inc. Class A(1)	36,404	664,373

TOTAL COMMON STOCKS (Cost $146,580,205)		190,349,576

TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $288,569), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $282,605)		282,605
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $694,941), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $678,252)		678,252
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $253,726), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $248,692)		248,692
SSgA U.S. Government Money Market Fund	546,691	546,691

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,756,240)		1,756,240

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $148,336,445)		192,105,816

OTHER ASSETS AND LIABILITIES — 0.1%		174,391

TOTAL NET ASSETS — 100.0%		$192,280,207

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	190,349,576	—	—
Temporary Cash Investments	546,691	1,209,549	—
	190,896,267	1,209,549	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,472,298
Gross tax appreciation of investments	$45,786,958
Gross tax depreciation of investments	(2,153,440)
Net tax appreciation (depreciation) of investments	$43,633,518

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2014

NT Growth - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 6.8%
Boeing Co. (The)	145,197	18,187,376
Honeywell International, Inc.	217,333	19,827,290
Precision Castparts Corp.	49,675	12,654,706
United Technologies Corp.	191,194	21,799,940

		72,469,312

AIR FREIGHT AND LOGISTICS — 0.5%
United Parcel Service, Inc., Class B	57,424	5,468,488

AIRLINES — 0.3%
Alaska Air Group, Inc.	43,040	3,403,173

AUTO COMPONENTS — 1.3%
BorgWarner, Inc.	266,627	14,317,870

AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	148,631	9,169,047
Tesla Motors, Inc.(1)	24,598	4,462,323

		13,631,370

BEVERAGES — 4.0%
Brown-Forman Corp., Class B	60,799	4,681,523
PepsiCo, Inc.	481,118	38,662,642

		43,344,165

BIOTECHNOLOGY — 4.2%
Alexion Pharmaceuticals, Inc.(1)	73,709	11,699,830
Gilead Sciences, Inc.(1)	248,461	20,038,380
Regeneron Pharmaceuticals, Inc.(1)	44,843	12,941,241

		44,679,451

CAPITAL MARKETS — 1.9%
Franklin Resources, Inc.	251,321	13,071,205
State Street Corp.	101,027	6,763,758

		19,834,963

CHEMICALS — 3.8%
Dow Chemical Co. (The)	206,081	9,378,746
LyondellBasell Industries NV, Class A	179,697	14,152,936
Monsanto Co.	162,466	17,310,752

		40,842,434

COMMERCIAL BANKS — 1.2%
SunTrust Banks, Inc.	348,075	12,885,737

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Tyco International Ltd.	240,033	9,718,936

COMMUNICATIONS EQUIPMENT — 2.8%
Ciena Corp.(1)	226,358	5,280,932
QUALCOMM, Inc.	335,004	24,863,997

		30,144,929

COMPUTERS AND PERIPHERALS — 4.9%
Apple, Inc.	65,888	32,983,533
Hewlett-Packard Co.	73,951	2,144,579
SanDisk Corp.	156,658	10,895,564
Seagate Technology plc	125,628	6,640,696

		52,664,372

CONSUMER FINANCE — 1.6%
American Express Co.	206,049	17,518,286

ELECTRICAL EQUIPMENT — 1.4%
Rockwell Automation, Inc.	132,571	15,224,454

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Trimble Navigation Ltd.(1)	141,933	4,588,694

ENERGY EQUIPMENT AND SERVICES — 3.5%
Core Laboratories NV	23,475	4,200,147
Oceaneering International, Inc.	100,503	6,849,279
Schlumberger Ltd.	302,256	26,468,558

		37,517,984

FOOD AND STAPLES RETAILING — 0.5%
Whole Foods Market, Inc.	101,701	5,314,894

FOOD PRODUCTS — 4.0%
General Mills, Inc.	472,396	22,684,456
Hershey Co. (The)	71,363	7,093,482
Mead Johnson Nutrition Co.	165,442	12,720,835

		42,498,773

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
C.R. Bard, Inc.	90,154	11,683,057
DENTSPLY International, Inc.	111,229	5,132,106
IDEXX Laboratories, Inc.(1)	45,911	5,245,791

		22,060,954

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Cardinal Health, Inc.	83,763	5,697,559
Express Scripts Holding Co.(1)	158,224	11,817,751

		17,515,310

HOTELS, RESTAURANTS AND LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	20,246	11,174,982
Las Vegas Sands Corp.	179,565	13,740,314
Marriott International, Inc. Class A	173,146	8,536,098
Starbucks Corp.	117,665	8,368,335

		41,819,729

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	55,862	7,942,459

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	112,112	7,240,193

INDUSTRIAL CONGLOMERATES — 1.1%
Danaher Corp.	157,023	11,680,941

INSURANCE — 0.3%
MetLife, Inc.	64,245	3,151,217

INTERNET AND CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)	17,282	6,198,881
priceline.com, Inc.(1)	12,633	14,463,395

		20,662,276

INTERNET SOFTWARE AND SERVICES — 6.7%
Facebook, Inc., Class A(1)	288,477	18,050,006
Google, Inc., Class A(1)	45,332	53,535,732

		71,585,738

IT SERVICES — 4.1%
MasterCard, Inc., Class A	200,091	15,142,887
Visa, Inc., Class A	134,126	28,894,764

		44,037,651

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	76,156	8,245,410

MACHINERY — 1.5%
Parker-Hannifin Corp.	94,894	10,758,133
WABCO Holdings, Inc.(1)	65,910	5,682,760

		16,440,893

MEDIA — 5.7%
CBS Corp., Class B	177,361	10,414,638
Comcast Corp., Class A	532,869	29,014,717
Discovery Communications, Inc. Class C(1)	34,439	2,538,843
Scripps Networks Interactive, Inc. Class A	98,985	7,178,392
Viacom, Inc., Class B	146,699	12,043,988

		61,190,578

MULTILINE RETAIL — 1.0%
Target Corp.	190,607	10,795,980

OIL, GAS AND CONSUMABLE FUELS — 1.7%
EOG Resources, Inc.	59,757	9,874,247
Noble Energy, Inc.	135,615	8,452,883

		18,327,130

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	100,316	6,895,722

PHARMACEUTICALS — 5.2%
Bristol-Myers Squibb Co.	374,483	18,712,915
Johnson & Johnson	188,757	16,699,332
Perrigo Co. plc	49,714	7,738,481
Zoetis, Inc.	404,941	12,294,009

		55,444,737

ROAD AND RAIL — 1.8%
Union Pacific Corp.	107,891	18,798,928

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
Linear Technology Corp.	269,743	12,014,353

Microchip Technology, Inc.	93,892	4,211,995

		16,226,348

SOFTWARE — 6.3%
Check Point Software Technologies Ltd.(1)	73,036	4,778,745
Electronic Arts, Inc.(1)	365,925	9,660,420
Microsoft Corp.	305,744	11,572,410
Oracle Corp.	759,334	28,019,425
Splunk, Inc.(1)	33,340	2,568,180
VMware, Inc., Class A(1)	123,570	11,138,600

		67,737,780

SPECIALTY RETAIL — 3.8%
GNC Holdings, Inc. Class A	130,794	6,684,881
Home Depot, Inc. (The)	344,461	26,471,828
Urban Outfitters, Inc.(1)	217,917	7,805,787

		40,962,496

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Hanesbrands, Inc.	92,076	6,550,287

TOTAL COMMON STOCKS (Cost $840,070,301)		1,061,381,042

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $4,316,606)	52,061	4,346,052

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $1,912,292), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $1,872,774)		1,872,772
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $4,605,247), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $4,494,654)		4,494,654
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $1,681,397), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $1,648,041)		1,648,040
SSgA U.S. Government Money Market Fund	3,610,423	3,610,423

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,625,889)		11,625,889

TOTAL INVESTMENT SECURITIES — 100.5% (Cost $856,012,796)		1,077,352,983

OTHER ASSETS AND LIABILITIES — (0.5)%		(5,154,184)

TOTAL NET ASSETS — 100.0%		$1,072,198,799

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,061,381,042	—	—
Exchange-Traded Funds	4,346,052	—	—
Temporary Cash Investments	3,610,423	8,015,466	—
	1,069,337,517	8,015,466	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$861,374,123
Gross tax appreciation of investments	$221,456,488
Gross tax depreciation of investments	(5,477,628)
Net tax appreciation (depreciation) of investments	$215,978,860

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Heritage Fund

January 31, 2014

NT Heritage - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 1.4%
Alliant Techsystems, Inc.	20,632	2,964,818
B/E Aerospace, Inc.(1)	50,780	4,035,487

		7,000,305

AUTO COMPONENTS — 1.3%
BorgWarner, Inc.	120,320	6,461,184

AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	87,560	5,401,576

BEVERAGES — 3.8%
Brown-Forman Corp., Class B	54,380	4,187,260
Constellation Brands, Inc., Class A(1)	143,220	10,980,678
Monster Beverage Corp.(1)	53,980	3,665,242

		18,833,180

BIOTECHNOLOGY — 2.0%
BioMarin Pharmaceutical, Inc.(1)	50,810	3,499,792
Incyte Corp. Ltd.(1)	52,540	3,442,421
Regeneron Pharmaceuticals, Inc.(1)	10,020	2,891,672

		9,833,885

BUILDING PRODUCTS — 3.0%
Allegion plc(1)	24,511	1,209,618
Fortune Brands Home & Security, Inc.	169,220	7,625,053
Lennox International, Inc.	73,275	6,342,684

		15,177,355

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.(1)	47,870	9,537,619
KKR & Co. LP	101,156	2,438,871
Lazard Ltd. Class A	67,000	2,864,920

		14,841,410

CHEMICALS — 3.5%
FMC Corp.	109,970	7,767,181
Sherwin-Williams Co. (The)	36,440	6,677,994
Westlake Chemical Corp.	25,390	3,085,901

		17,531,076

COMMERCIAL BANKS — 2.5%
East West Bancorp., Inc.	103,970	3,478,836
Signature Bank(1)	17,191	2,098,334
SVB Financial Group(1)	60,800	6,823,584

		12,400,754

COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	94,830	2,638,171
Stericycle, Inc.(1)	40,190	4,704,641

		7,342,812

COMMUNICATIONS EQUIPMENT — 0.6%
Palo Alto Networks, Inc.(1)	49,000	2,913,050

COMPUTERS AND PERIPHERALS — 1.0%
NetApp, Inc.	112,250	4,752,665

CONSTRUCTION AND ENGINEERING — 2.8%
Chicago Bridge & Iron Co. NV New York Shares	21,342	1,600,437
MasTec, Inc.(1)	172,360	6,194,618
Quanta Services, Inc.(1)	201,790	6,289,794

		14,084,849

CONSUMER FINANCE — 1.3%
Discover Financial Services	90,330	4,846,204
Santander Consumer USA Holdings, Inc.(1)	60,295	1,545,361

		6,391,565

CONTAINERS AND PACKAGING — 0.2%
Rock Tenn Co., Class A	9,250	938,690

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	160,740	4,735,400

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	47,300	6,008,992

ENERGY EQUIPMENT AND SERVICES — 1.2%
Dril-Quip, Inc.(1)	36,290	3,649,323
Frank's International NV	99,280	2,327,123

		5,976,446

FOOD AND STAPLES RETAILING — 3.4%
Costco Wholesale Corp.	67,510	7,585,424
Sprouts Farmers Market, Inc.(1)	68,420	2,445,331
United Natural Foods, Inc.(1)	36,100	2,439,277
Whole Foods Market, Inc.	86,770	4,534,600

		17,004,632

FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	46,855	4,305,506

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Cooper Cos., Inc. (The)	35,020	4,352,285
Teleflex, Inc.	67,370	6,308,527

		10,660,812

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
AmerisourceBergen Corp.	32,060	2,155,073
Catamaran Corp.(1)	130,980	6,368,248

		8,523,321

HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	58,670	3,337,737
Medidata Solutions, Inc.(1)	41,682	2,630,134

		5,967,871

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	9,930	5,480,963
Noodles & Co.(1)	81,938	2,978,446

Wyndham Worldwide Corp.	85,600	6,072,464

		14,531,873

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	23,490	3,339,808

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	80,610	5,205,794

INTERNET AND CATALOG RETAIL — 3.4%
Ctrip.com International Ltd. ADR(1)	51,140	2,020,542
Netflix, Inc.(1)	8,940	3,659,410
priceline.com, Inc.(1)	4,200	4,808,538
TripAdvisor, Inc.(1)	80,690	6,228,461

		16,716,951

INTERNET SOFTWARE AND SERVICES — 3.3%
CoStar Group, Inc.(1)	24,272	4,175,755
LinkedIn Corp., Class A(1)	51,530	11,089,771
Xoom Corp.(1)	44,320	1,213,925

		16,479,451

IT SERVICES — 2.1%
Alliance Data Systems Corp.(1)	43,650	10,461,159

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	29,400	3,680,880

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Covance, Inc.(1)	60,670	5,736,955

MACHINERY — 4.6%
Flowserve Corp.	90,750	6,563,948
Middleby Corp.(1)	25,350	6,250,803
Pentair Ltd.	66,540	4,945,918
WABCO Holdings, Inc.(1)	58,210	5,018,866

		22,779,535

MEDIA — 2.5%
AMC Networks, Inc.(1)	48,520	3,126,629
Discovery Communications, Inc. Class A(1)	87,090	6,948,040
Lions Gate Entertainment Corp.	79,588	2,573,080

		12,647,749

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Antero Resources Corp.(1)	45,706	2,684,771
Cabot Oil & Gas Corp.	100,420	4,014,792
Concho Resources, Inc.(1)	67,280	6,579,311
Oasis Petroleum, Inc.(1)	74,740	3,124,879

		16,403,753

PHARMACEUTICALS — 4.5%
Actavis plc(1)	60,690	11,469,196
Perrigo Co. plc	32,790	5,104,091
Zoetis, Inc.	185,310	5,626,012

		22,199,299

ROAD AND RAIL — 4.2%
Canadian Pacific Railway Ltd. New York Shares	92,520	14,014,930

Kansas City Southern	66,990	7,073,474

		21,088,404

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
ARM Holdings plc	193,700	2,977,257
NXP Semiconductor NV(1)	85,690	4,143,111
Xilinx, Inc.	138,100	6,410,602

		13,530,970

SOFTWARE — 7.0%
CommVault Systems, Inc.(1)	41,532	2,868,615
Electronic Arts, Inc.(1)	678,070	17,901,048
NetSuite, Inc.(1)	76,610	8,057,840
Splunk, Inc.(1)	77,604	5,977,836

		34,805,339

SPECIALTY RETAIL — 6.1%
DSW, Inc., Class A	46,740	1,759,761
GNC Holdings, Inc. Class A	47,759	2,440,963
Lumber Liquidators Holdings, Inc.(1)	61,460	5,469,325
O'Reilly Automotive, Inc.(1)	50,560	6,622,349
Restoration Hardware Holdings, Inc.(1)	36,060	2,046,044
Ross Stores, Inc.	80,790	5,486,449
Tractor Supply Co.	96,010	6,385,625

		30,210,516

TEXTILES, APPAREL AND LUXURY GOODS — 4.5%
Fifth & Pacific Cos., Inc.(1)	82,120	2,356,844
Hanesbrands, Inc.	71,102	5,058,196
Michael Kors Holdings Ltd.(1)	61,410	4,908,501
PVH Corp.	30,530	3,690,161
Under Armour, Inc. Class A(1)	60,630	6,554,710

		22,568,412

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
SBA Communications Corp., Class A(1)	152,212	14,117,663

TOTAL COMMON STOCKS (Cost $396,013,496)		493,591,847

TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $794,699), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $778,277)		778,276
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $1,913,821), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $1,867,861)		1,867,861
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $698,745), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $684,882)		684,882
SSgA U.S. Government Money Market Fund	1,505,551	1,505,551

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,836,570)		4,836,570

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $400,850,066)	498,428,417

OTHER ASSETS AND LIABILITIES — (0.2)%	(992,085)

TOTAL NET ASSETS — 100.0%	$497,436,332

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

GBP	49,684	USD	82,230	Credit Suisse AG	2/28/14	(569)
USD	2,797,017	GBP	1,696,231	Credit Suisse AG	2/28/14	9,079
						8,510

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

 (1)  Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	490,614,590	2,977,257	—
Temporary Cash Investments	1,505,551	3,331,019	—
	492,120,141	6,308,276	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,079	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(569)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$401,634,236
Gross tax appreciation of investments	$103,364,398
Gross tax depreciation of investments	(6,570,217)
Net tax appreciation (depreciation) of investments	$96,794,181

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2014

Select - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%

AEROSPACE AND DEFENSE — 5.0%
Boeing Co. (The)	352,300	44,129,098
Rockwell Collins, Inc.	233,700	17,658,372
United Technologies Corp.	435,100	49,610,102

		111,397,572

AUTO COMPONENTS — 1.0%
Gentex Corp.	675,900	21,892,401

BEVERAGES — 1.8%
Diageo plc	1,324,700	39,208,995

BIOTECHNOLOGY — 7.3%
Biogen Idec, Inc.(1)	189,600	59,276,544
Gilead Sciences, Inc.(1)	1,100,200	88,731,130
Vertex Pharmaceuticals, Inc.(1)	185,800	14,685,632

		162,693,306

CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	839,400	43,657,194

CHEMICALS — 3.4%
Monsanto Co.	548,000	58,389,400
Sigma-Aldrich Corp.	193,900	18,026,883

		76,416,283

COMMUNICATIONS EQUIPMENT — 2.4%
QUALCOMM, Inc.	723,800	53,720,436

COMPUTERS AND PERIPHERALS — 8.0%
Apple, Inc.	271,600	135,962,960
EMC Corp.	1,750,700	42,436,968

		178,399,928

DIVERSIFIED FINANCIAL SERVICES — 2.4%
CBOE Holdings, Inc.	437,100	22,737,942
JPMorgan Chase & Co.	561,400	31,079,104

		53,817,046

ELECTRICAL EQUIPMENT — 2.7%
Emerson Electric Co.	589,900	38,898,006
Roper Industries, Inc.	162,800	22,342,672

		61,240,678

ENERGY EQUIPMENT AND SERVICES — 2.2%
National Oilwell Varco, Inc.	163,200	12,241,632
Schlumberger Ltd.	421,300	36,893,241

		49,134,873

FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	377,100	42,370,956
Whole Foods Market, Inc.	261,100	13,645,086

		56,016,042

FOOD PRODUCTS — 2.3%
Mead Johnson Nutrition Co.	408,600	31,417,254
Mondelez International, Inc. Class A	617,800	20,232,950

		51,650,204

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Express Scripts Holding Co.(1)	388,000	28,979,720
UnitedHealth Group, Inc.	670,100	48,434,828

		77,414,548

HOTELS, RESTAURANTS AND LEISURE — 1.9%
Wynn Resorts Ltd.	196,300	42,679,546

HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co. (The)	325,300	24,924,486

INSURANCE — 2.7%
MetLife, Inc.	658,700	32,309,235
Travelers Cos., Inc. (The)	348,200	28,301,696

		60,610,931

INTERNET AND CATALOG RETAIL — 2.8%
Amazon.com, Inc.(1)	127,100	45,589,499
Groupon, Inc.(1)	1,583,800	16,566,548

		62,156,047

INTERNET SOFTWARE AND SERVICES — 10.3%
Baidu, Inc. ADR(1)	111,200	17,402,800
Facebook, Inc., Class A(1)	836,100	52,314,777
Google, Inc., Class A(1)	114,200	134,866,774
LinkedIn Corp., Class A(1)	112,400	24,189,604
Twitter, Inc.(1)	31,177	2,010,917

		230,784,872

IT SERVICES — 3.9%
MasterCard, Inc., Class A	838,800	63,480,384
Teradata Corp.(1)	589,000	24,219,680

		87,700,064

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	321,300	15,782,256

MACHINERY — 3.2%
FANUC Corp.	101,500	16,660,027
Graco, Inc.	278,800	19,373,812
Middleby Corp.(1)	81,400	20,071,612
Nordson Corp.	173,500	12,027,020
Parker-Hannifin Corp.	25,500	2,890,935

		71,023,406

MEDIA — 7.1%
AMC Networks, Inc.(1)	288,500	18,590,940
Comcast Corp., Class A	917,700	49,968,765
Twenty-First Century Fox, Inc.	946,700	30,123,994
Walt Disney Co. (The)	839,100	60,927,051

		159,610,750

OIL, GAS AND CONSUMABLE FUELS — 1.8%
Noble Energy, Inc.	404,400	25,206,252
Occidental Petroleum Corp.	174,000	15,237,180

		40,443,432

PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	300,000	20,622,000

PHARMACEUTICALS — 3.7%
Allergan, Inc.	290,400	33,279,840
Bristol-Myers Squibb Co.	1,000,600	49,999,982

		83,279,822

PROFESSIONAL SERVICES — 0.5%
Verisk Analytics, Inc. Class A(1)	175,300	11,194,658

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.0%
Linear Technology Corp.	498,800	22,216,552

SOFTWARE — 3.9%
Electronic Arts, Inc.(1)	210,800	5,565,120
Microsoft Corp.	464,300	17,573,755
Oracle Corp.	1,274,900	47,043,810
Splunk, Inc.(1)	211,300	16,276,439

		86,459,124

SPECIALTY RETAIL — 5.8%
AutoZone, Inc.(1)	75,900	37,575,054
Home Depot, Inc. (The)	513,900	39,493,215
TJX Cos., Inc. (The)	897,700	51,492,072

		128,560,341

TOBACCO — 1.9%
Philip Morris International, Inc.	553,500	43,250,490

TOTAL COMMON STOCKS (Cost $1,312,029,429)		2,227,958,283

TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $2,236,303), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $2,190,089)		2,190,087
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $5,385,542), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $5,256,210)		5,256,210
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $1,966,286), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $1,927,278)		1,927,277
SSgA U.S. Government Money Market Fund	4,233,660	4,233,660

TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,607,234)		13,607,234

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,325,636,663)	2,241,565,517

OTHER ASSETS AND LIABILITIES — (0.3)%	(6,744,335)

TOTAL NET ASSETS — 100.0%	$2,234,821,182

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)

GBP	834,931	USD	1,382,862	Credit Suisse AG	2/28/14	(10,564)
GBP	769,789	USD	1,264,698	Credit Suisse AG	2/28/14	534
USD	36,438,436	GBP	22,097,829	Credit Suisse AG	2/28/14	118,284
JPY	55,216,000	USD	539,013	Credit Suisse AG	2/28/14	1,478
JPY	37,961,000	USD	369,283	Credit Suisse AG	2/28/14	2,304
JPY	56,078,750	USD	549,211	Credit Suisse AG	2/28/14	(274)
USD	15,071,564	JPY	1,540,871,500	Credit Suisse AG	2/28/14	(11,522)
USD	555,429	JPY	56,941,500	Credit Suisse AG	2/28/14	(1,952)
						98,288

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,172,089,261	55,869,022	—
Temporary Cash Investments	4,233,660	9,373,574	—
	2,176,322,921	65,242,596	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	122,600	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(24,312)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,328,765,795
Gross tax appreciation of investments	$918,798,819
Gross tax depreciation of investments	(5,999,097)
Net tax appreciation (depreciation) of investments	$912,799,722

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

January 31, 2014

Small Cap Growth - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%

AIRLINES — 0.6%
Spirit Airlines, Inc.(1)	59,337	2,782,905

AUTO COMPONENTS — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	338,301	6,299,165
Goodyear Tire & Rubber Co. (The)	182,510	4,318,186

		10,617,351

BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,163	867,195

BIOTECHNOLOGY — 7.4%
ACADIA Pharmaceuticals, Inc.(1)	52,780	1,229,774
Acorda Therapeutics, Inc.(1)	30,812	904,332
Aegerion Pharmaceuticals, Inc.(1)	36,772	2,205,585
Alnylam Pharmaceuticals, Inc.(1)	35,585	2,977,041
Arena Pharmaceuticals, Inc.(1)	129,203	819,147
Celldex Therapeutics, Inc.(1)	54,950	1,416,611
Cepheid, Inc.(1)	40,617	2,147,015
Clovis Oncology, Inc.(1)	12,770	830,433
Dyax Corp.(1)	85,740	721,931
Exact Sciences Corp.(1)	52,046	676,598
Exelixis, Inc.(1)	151,621	1,043,152
Halozyme Therapeutics, Inc.(1)	67,290	1,053,761
ImmunoGen, Inc.(1)	48,671	729,578
Intercept Pharmaceuticals, Inc.(1)	4,540	1,365,995
InterMune, Inc.(1)	66,310	885,239
Ironwood Pharmaceuticals, Inc.(1)	76,906	1,066,686
Isis Pharmaceuticals, Inc.(1)	58,792	3,001,920
Keryx Biopharmaceuticals, Inc.(1)	65,481	1,007,098
MannKind Corp.(1)	131,180	710,996
Neurocrine Biosciences, Inc.(1)	46,580	796,052
NPS Pharmaceuticals, Inc.(1)	49,790	1,781,486
Opko Health, Inc.(1)	116,696	925,399
PDL BioPharma, Inc.	108,328	985,785
Puma Biotechnology, Inc.(1)	15,190	1,795,610
Synageva BioPharma Corp.(1)	15,510	1,404,896

		32,482,120

BUILDING PRODUCTS — 2.5%
American Woodmark Corp.(1)	72,917	2,560,116
Apogee Enterprises, Inc.	62,638	2,117,164
Fortune Brands Home & Security, Inc.	41,094	1,851,696
Lennox International, Inc.	28,957	2,506,518
Norcraft Cos., Inc.(1)	117,826	2,032,498

		11,067,992

CAPITAL MARKETS — 1.2%
Evercore Partners, Inc., Class A	57,470	3,209,125
HFF, Inc., Class A	71,080	2,102,546

		5,311,671

CHEMICALS — 2.3%
Cabot Corp.	63,430	3,087,138
Chemtura Corp.(1)	122,930	3,083,085
Flotek Industries, Inc.(1)	91,909	1,976,963
PolyOne Corp.	51,890	1,845,208

		9,992,394

COMMERCIAL BANKS — 3.3%
Cathay General Bancorp.	120,918	2,841,573
Central Pacific Financial Corp.	60,110	1,103,019
Home Bancshares, Inc.	69,904	2,155,839
Pinnacle Financial Partners, Inc.	69,030	2,253,139
Renasant Corp.	38,180	1,099,202
Signature Bank(1)	20,338	2,482,456
Texas Capital Bancshares, Inc.(1)	42,970	2,555,426

		14,490,654

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
G&K Services, Inc., Class A	29,009	1,621,313

COMMUNICATIONS EQUIPMENT — 1.5%
Procera Networks, Inc.(1)	175,450	2,028,202
Ubiquiti Networks, Inc.(1)	116,212	4,787,934

		6,816,136

CONSTRUCTION AND ENGINEERING — 0.8%
MasTec, Inc.(1)	102,120	3,670,193

CONSTRUCTION MATERIALS — 1.2%
Caesarstone Sdot-Yam Ltd.	60,750	2,753,190
Headwaters, Inc.(1)	212,066	2,358,174

		5,111,364

CONTAINERS AND PACKAGING — 0.4%
Graphic Packaging Holding Co.(1)	197,590	1,877,105

DISTRIBUTORS — 0.7%
Pool Corp.	57,017	3,089,181

DIVERSIFIED CONSUMER SERVICES — 1.0%
Grand Canyon Education, Inc.(1)	26,948	1,180,862
LifeLock, Inc.(1)	163,310	3,333,157

		4,514,019

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	45,629	2,862,763

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	28,230	3,586,339
EnerSys	47,250	3,215,835

		6,802,174

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.1%
Belden, Inc.	34,622	2,240,389
Cognex Corp.	45,766	1,805,469
FEI Co.	46,100	4,320,492
Littelfuse, Inc.	42,494	3,803,213

Vishay Intertechnology, Inc.(1)	114,260	1,551,651

		13,721,214

ENERGY EQUIPMENT AND SERVICES — 1.9%
Dril-Quip, Inc.(1)	21,128	2,124,632
Geospace Technologies Corp.(1)	17,460	1,388,419
Hornbeck Offshore Services, Inc.(1)	44,922	1,918,619
Matrix Service Co.(1)	66,801	1,755,530
Natural Gas Services Group, Inc.(1)	41,230	1,191,547

		8,378,747

FOOD AND STAPLES RETAILING — 1.9%
Casey's General Stores, Inc.	21,820	1,498,379
Rite Aid Corp.(1)	545,340	3,026,637
United Natural Foods, Inc.(1)	58,307	3,939,804

		8,464,820

FOOD PRODUCTS — 1.9%
Hain Celestial Group, Inc. (The)(1)	38,081	3,499,263
J&J Snack Foods Corp.	26,579	2,341,610
TreeHouse Foods, Inc.(1)	41,573	2,737,166

		8,578,039

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.1%
Abaxis, Inc.(1)	16,149	616,407
Align Technology, Inc.(1)	55,841	3,318,072
Arthrocare Corp.(1)	18,566	842,525
Cyberonics, Inc.(1)	19,324	1,290,843
DexCom, Inc.(1)	48,716	1,971,050
Endologix, Inc.(1)	53,789	860,624
Globus Medical, Inc.(1)	42,410	992,394
HeartWare International, Inc.(1)	10,847	1,076,131
ICU Medical, Inc.(1)	9,425	608,007
Insulet Corp.(1)	41,761	1,795,723
Masimo Corp.(1)	37,299	1,090,996
Meridian Bioscience, Inc.	33,994	774,383
Neogen Corp.(1)	24,546	1,031,423
STERIS Corp.	63,172	2,898,963
Thoratec Corp.(1)	40,590	1,418,215
West Pharmaceutical Services, Inc.	42,156	2,000,302

		22,586,058

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Acadia Healthcare Co., Inc.(1)	24,786	1,265,077
Air Methods Corp.(1)	20,797	1,069,590
Centene Corp.(1)	33,361	2,021,677
Chemed Corp.	13,302	1,049,794
Emeritus Corp.(1)	32,648	719,888
Ensign Group, Inc. (The)	17,160	719,347
HealthSouth Corp.	46,126	1,435,441
IPC The Hospitalist Co., Inc.(1)	14,125	753,992
Molina Healthcare, Inc.(1)	22,280	802,080
MWI Veterinary Supply, Inc.(1)	13,850	2,579,701

Team Health Holdings, Inc.(1)	43,460	1,875,734

		14,292,321

HEALTH CARE TECHNOLOGY — 2.4%
athenahealth, Inc.(1)	20,878	3,077,417
HMS Holdings Corp.(1)	56,817	1,308,496
MedAssets, Inc.(1)	47,300	1,042,492
Medidata Solutions, Inc.(1)	50,984	3,217,090
Quality Systems, Inc.	32,769	603,277
Veeva Systems, Inc. Class A(1)	45,535	1,447,558

		10,696,330

HOTELS, RESTAURANTS AND LEISURE — 3.5%
Buffalo Wild Wings, Inc.(1)	14,710	2,086,761
Cedar Fair LP	38,881	1,933,941
Papa John's International, Inc.	141,616	6,815,978
Ruth's Hospitality Group, Inc.	132,790	1,738,221
Six Flags Entertainment Corp.	84,120	3,019,067

		15,593,968

HOUSEHOLD DURABLES — 1.4%
M.D.C. Holdings, Inc.	66,380	2,050,478
Ryland Group, Inc. (The)	23,460	1,047,255
Standard Pacific Corp.(1)	323,235	2,844,468

		5,942,201

INSURANCE — 0.8%
Allied World Assurance Co. Holdings Ltd.	19,580	2,015,174
AMERISAFE, Inc.	41,177	1,703,492

		3,718,666

INTERNET SOFTWARE AND SERVICES — 7.0%
Care.com, Inc.(1)	186,094	5,342,759
comScore, Inc.(1)	97,200	2,664,252
CoStar Group, Inc.(1)	33,154	5,703,814
Dealertrack Technologies, Inc.(1)	61,882	2,886,795
Global Eagle Entertainment, Inc.(1)	63,883	1,022,767
Shutterstock, Inc.(1)	36,160	2,914,858
Textura Corp.(1)	71,530	2,248,903
Trulia, Inc.(1)	78,620	2,714,749
Web.com Group, Inc.(1)	129,399	4,373,686
Yelp, Inc.(1)	15,780	1,198,491

		31,071,074

IT SERVICES — 2.9%
FleetCor Technologies, Inc.(1)	36,533	3,884,189
iGATE Corp.(1)	72,160	2,435,400
MAXIMUS, Inc.	86,712	3,673,987
ServiceSource International, Inc.(1)	336,600	2,686,068

		12,679,644

LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Brunswick Corp.	100,553	4,168,927

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Luminex Corp.(1)	31,631	577,898

PAREXEL International Corp.(1)	52,879	2,581,024

		3,158,922

MACHINERY — 4.1%
Graham Corp.	37,670	1,345,196
ITT Corp.	64,966	2,660,357
Middleby Corp.(1)	38,755	9,556,208
Mueller Water Products, Inc. Class A	277,466	2,408,405
RBC Bearings, Inc.(1)	34,350	2,227,254

		18,197,420

MEDIA — 1.7%
Entravision Communications Corp., Class A	223,505	1,347,735
Nexstar Broadcasting Group, Inc. Class A	46,030	2,211,742
Sinclair Broadcast Group, Inc., Class A	121,120	3,805,590

		7,365,067

METALS AND MINING — 0.7%
Horsehead Holding Corp.(1)	200,420	3,070,434

OIL, GAS AND CONSUMABLE FUELS — 2.4%
Athlon Energy, Inc.(1)	101,350	3,091,175
Gulfport Energy Corp.(1)	70,779	4,313,980
Kodiak Oil & Gas Corp.(1)	147,825	1,568,424
Rosetta Resources, Inc.(1)	40,743	1,736,059

		10,709,638

PAPER AND FOREST PRODUCTS — 0.8%
KapStone Paper and Packaging Corp.(1)	127,236	3,558,791

PHARMACEUTICALS — 2.4%
Akorn, Inc.(1)	52,235	1,185,734
Auxilium Pharmaceuticals, Inc.(1)	43,272	1,106,898
Medicines Co. (The)(1)	39,363	1,368,258
Nektar Therapeutics(1)	72,525	986,340
Pacira Pharmaceuticals, Inc.(1)	25,160	1,724,215
Prestige Brands Holdings, Inc.(1)	43,916	1,328,898
Questcor Pharmaceuticals, Inc.	31,226	2,092,454
VIVUS, Inc.(1)	78,206	580,289

		10,373,086

PROFESSIONAL SERVICES — 3.6%
Barrett Business Services, Inc.	48,958	3,838,797
Huron Consulting Group, Inc.(1)	39,121	2,591,375
Korn/Ferry International(1)	112,710	2,644,177
On Assignment, Inc.(1)	94,571	2,806,867
WageWorks, Inc.(1)	64,690	4,023,071

		15,904,287

ROAD AND RAIL — 1.5%
Saia, Inc.(1)	71,135	2,394,404
Swift Transportation Co.(1)	185,887	4,052,337

		6,446,741

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Cavium Networks, Inc.(1)	66,182	2,459,985
Photronics, Inc.(1)	265,396	2,202,787

Power Integrations, Inc.	31,483	1,864,738
SunEdison, Inc.(1)	158,490	2,204,596

		8,732,106

SOFTWARE — 7.8%
Aspen Technology, Inc.(1)	131,919	6,011,549
Bottomline Technologies, Inc.(1)	84,262	2,917,151
CommVault Systems, Inc.(1)	22,469	1,551,934
Covisint Corp.(1)	134,312	1,255,817
FleetMatics Group plc(1)	48,611	1,944,926
Infoblox, Inc.(1)	50,815	1,782,590
Interactive Intelligence, Inc.(1)	33,321	2,530,397
Manhattan Associates, Inc.(1)	87,720	2,957,918
Monotype Imaging Holdings, Inc.	69,895	2,038,837
PROS Holdings, Inc.(1)	54,293	2,063,677
Solera Holdings, Inc.	33,880	2,264,200
SS&C Technologies Holdings, Inc.(1)	77,820	3,020,972
Tyler Technologies, Inc.(1)	16,910	1,783,160
Ultimate Software Group, Inc.(1)	14,211	2,319,662

		34,442,790

SPECIALTY RETAIL — 3.5%
Brown Shoe Co., Inc.	117,940	2,792,819
Conn's, Inc.(1)	61,219	3,716,605
Lithia Motors, Inc., Class A	50,514	2,843,433
Restoration Hardware Holdings, Inc.(1)	75,470	4,282,168
Zale Corp.(1)	132,730	2,006,878

		15,641,903

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Fifth & Pacific Cos., Inc.(1)	94,780	2,720,186

TRADING COMPANIES AND DISTRIBUTORS — 1.9%
DXP Enterprises, Inc.(1)	29,187	2,803,120
H&E Equipment Services, Inc.(1)	104,143	3,153,450
United Rentals, Inc.(1)	28,178	2,280,727

		8,237,297

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
RingCentral, Inc. Class A(1)	95,244	1,738,203

TOTAL COMMON STOCKS (Cost $307,811,488)		434,165,410

TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $1,079,254), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $1,056,950)		1,056,949
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $2,599,095), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $2,536,679)		2,536,679
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $948,942), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $930,116)		930,116

SSgA U.S. Government Money Market Fund	2,044,639	2,044,639

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,568,383)		6,568,383

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $314,379,871)		440,733,793

OTHER ASSETS AND LIABILITIES — 0.3%		1,398,987

TOTAL NET ASSETS — 100.0%		$442,132,780

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	434,165,410	—	—
Temporary Cash Investments	2,044,639	4,523,744	—
	436,210,049	4,523,744	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,080,052
Gross tax appreciation of investments	$130,188,368
Gross tax depreciation of investments	(5,534,627)
Net tax appreciation (depreciation) of investments	$124,653,741

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2014

Ultra - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 3.8%
Boeing Co. (The)	1,000,000	125,260,000
United Technologies Corp.	1,470,000	167,609,400

		292,869,400

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	896,000	48,115,200

AUTOMOBILES — 0.9%
Tesla Motors, Inc.(1)	368,000	66,758,880

BEVERAGES — 2.0%
Coca-Cola Co. (The)	4,090,000	154,683,800

BIOTECHNOLOGY — 7.6%
Alexion Pharmaceuticals, Inc.(1)	500,000	79,365,000
Celgene Corp.(1)	991,000	150,562,630
Gilead Sciences, Inc.(1)	3,636,000	293,243,400
Isis Pharmaceuticals, Inc.(1)	47,568	2,428,822
Regeneron Pharmaceuticals, Inc.(1)	224,000	64,644,160

		590,244,012

BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	510,000	44,145,600

CAPITAL MARKETS — 1.7%
Franklin Resources, Inc.	1,349,958	70,211,316
T. Rowe Price Group, Inc.	816,000	64,007,040

		134,218,356

CHEMICALS — 3.6%
Ecolab, Inc.	557,001	56,000,880
Monsanto Co.	1,677,000	178,684,350
Valspar Corp. (The)	565,000	39,708,200

		274,393,430

COMMUNICATIONS EQUIPMENT — 2.4%
QUALCOMM, Inc.	2,450,000	181,839,000

COMPUTERS AND PERIPHERALS — 6.8%
Apple, Inc.	898,045	449,561,327
EMC Corp.	3,181,000	77,107,440

		526,668,767

CONSUMER FINANCE — 1.2%
American Express Co.	1,097,000	93,266,940

DIVERSIFIED FINANCIAL SERVICES — 2.0%
CME Group, Inc.	670,000	50,089,200
JPMorgan Chase & Co.	1,933,000	107,010,880

		157,100,080

ELECTRICAL EQUIPMENT — 3.1%
Eaton Corp. plc	1,360,000	99,402,400

Emerson Electric Co.	2,064,000	136,100,160

		235,502,560

ENERGY EQUIPMENT AND SERVICES — 2.0%
Core Laboratories NV	219,000	39,183,480
Schlumberger Ltd.	1,287,000	112,702,590

		151,886,070

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,126,000	126,517,360
Whole Foods Market, Inc.	884,000	46,197,840

		172,715,200

FOOD PRODUCTS — 1.5%
Mead Johnson Nutrition Co.	723,000	55,591,470
Nestle SA	809,000	58,713,065

		114,304,535

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
St. Jude Medical, Inc.	406,000	24,656,380
Varian Medical Systems, Inc.(1)	396,000	32,198,760

		56,855,140

HEALTH CARE PROVIDERS AND SERVICES — 3.0%
Catamaran Corp.(1)	105,928	5,150,219
Express Scripts Holding Co.(1)	1,339,000	100,009,910
UnitedHealth Group, Inc.	1,736,000	125,478,080

		230,638,209

HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	1,355,000	77,085,950

HOTELS, RESTAURANTS AND LEISURE — 3.7%
Starbucks Corp.	2,522,000	179,364,640
Wynn Resorts Ltd.	498,000	108,275,160

		287,639,800

HOUSEHOLD PRODUCTS — 1.1%
Colgate-Palmolive Co.	1,414,000	86,579,220

INSURANCE — 1.3%
MetLife, Inc.	2,086,000	102,318,300

INTERNET AND CATALOG RETAIL — 2.4%
Amazon.com, Inc.(1)	525,000	188,312,250

INTERNET SOFTWARE AND SERVICES — 10.5%
Baidu, Inc. ADR(1)	308,000	48,202,000
Facebook, Inc., Class A(1)	2,217,000	138,717,690
Google, Inc., Class A(1)	374,233	441,957,946
LinkedIn Corp., Class A(1)	446,000	95,983,660
Tencent Holdings Ltd.	735,000	50,735,241
Twitter, Inc.(1)	107,605	6,940,522
Yelp, Inc.(1)	401,000	30,455,950

		812,993,009

IT SERVICES — 3.8%
MasterCard, Inc., Class A	2,354,802	178,211,415
Teradata Corp.(1)	844,000	34,705,280

Visa, Inc., Class A	390,000	84,017,700

		296,934,395

MACHINERY — 3.4%
Cummins, Inc.	701,000	89,012,980
Donaldson Co., Inc.	779,000	32,141,540
Parker-Hannifin Corp.	83,000	9,409,710
WABCO Holdings, Inc.(1)	856,000	73,804,320
Wabtec Corp.	752,000	55,505,120

		259,873,670

MEDIA — 4.9%
Comcast Corp., Class A	1,315,000	71,601,750
Time Warner, Inc.	1,575,000	98,957,250
Twenty-First Century Fox, Inc.	2,374,000	75,540,680
Walt Disney Co. (The)	1,794,000	130,262,340

		376,362,020

OIL, GAS AND CONSUMABLE FUELS — 2.8%
Concho Resources, Inc.(1)	360,000	35,204,400
EOG Resources, Inc.	328,000	54,198,720
Noble Energy, Inc.	1,228,000	76,541,240
Occidental Petroleum Corp.	605,000	52,979,850

		218,924,210

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	811,000	55,748,140

PHARMACEUTICALS — 1.5%
Pfizer, Inc.	3,689,000	112,145,600

PROFESSIONAL SERVICES — 0.9%
Nielsen Holdings NV	1,561,000	66,014,690

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Altera Corp.	1,225,000	40,951,750
Linear Technology Corp.	1,285,000	57,233,900

		98,185,650

SOFTWARE — 5.0%
Microsoft Corp.	1,582,000	59,878,700
NetSuite, Inc.(1)	380,000	39,968,400
Oracle Corp.	3,407,000	125,718,300
Salesforce.com, Inc.(1)	1,277,000	77,296,810
VMware, Inc., Class A(1)	556,000	50,117,840
Workday, Inc.(1)	326,000	29,190,040

		382,170,090

SPECIALTY RETAIL — 3.8%
Home Depot, Inc. (The)	733,000	56,331,050
O'Reilly Automotive, Inc.(1)	348,000	45,581,040
Tiffany & Co.	827,000	68,798,130
TJX Cos., Inc. (The)	2,174,000	124,700,640

		295,410,860

TEXTILES, APPAREL AND LUXURY GOODS — 2.9%
Burberry Group plc	1,729,000	41,156,516
NIKE, Inc., Class B	1,498,000	109,129,300

Under Armour, Inc. Class A(1)	693,000	74,920,230

		225,206,046

TOBACCO — 2.0%
Philip Morris International, Inc.	2,016,000	157,530,240

TOTAL COMMON STOCKS (Cost $3,908,730,964)		7,625,639,319

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $15,070,763), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $14,759,318)		14,759,306
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $36,293,922), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $35,422,336)		35,422,336
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $13,251,078), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $12,988,195)		12,988,190
SSgA U.S. Government Money Market Fund	28,551,591	28,551,591

TOTAL TEMPORARY CASH INVESTMENTS (Cost $91,721,423)		91,721,423

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,000,452,387)		7,717,360,742

OTHER ASSETS AND LIABILITIES — 0.1%		6,070,968

TOTAL NET ASSETS — 100.0%		$7,723,431,710

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
CHF	1,100,240	USD	1,218,549	Credit Suisse AG	2/28/14	(4,797)
USD	52,016,641	CHF	46,519,523	Credit Suisse AG	2/28/14	697,698
GBP	602,557	USD	997,990	Credit Suisse AG	2/28/14	(7,624)
USD	35,866,232	GBP	21,750,820	Credit Suisse AG	2/28/14	116,427
						801,704

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,475,034,497	150,604,822	—
Temporary Cash Investments	28,551,591	63,169,832	—
	7,503,586,088	213,774,654	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	814,125	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(12,421)	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,044,617,214
Gross tax appreciation of investments	$3,690,368,342
Gross tax depreciation of investments	(17,624,814)
Net tax appreciation (depreciation) of investments	$3,672,743,528

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

January 31, 2014

Veedot - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 3.5%
B/E Aerospace, Inc.(1)	5,703	453,217
Boeing Co. (The)	6,550	820,453
General Dynamics Corp.	6,587	667,329
Raytheon Co.	12,995	1,235,435

		3,176,434

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	971,917

AUTO COMPONENTS — 1.1%
Magna International, Inc.	11,431	969,920

BEVERAGES — 0.9%
Boston Beer Co., Inc., Class A(1)	3,975	828,032

BIOTECHNOLOGY — 1.7%
Isis Pharmaceuticals, Inc.(1)	10,927	557,933
PDL BioPharma, Inc.	103,860	945,126

		1,503,059

CAPITAL MARKETS — 4.7%
Carlyle Group LP (The)	18,042	628,042
E*Trade Financial Corp.(1)	51,502	1,031,070
Goldman Sachs Group, Inc. (The)	4,452	730,662
Invesco Ltd.	26,388	877,401
Raymond James Financial, Inc.	19,600	997,836

		4,265,011

CHEMICALS — 0.8%
Sherwin-Williams Co. (The)	4,021	736,888

COMMERCIAL BANKS — 2.6%
First Republic Bank	19,375	940,269
Hancock Holding Co.	13,863	479,660
Wintrust Financial Corp.	20,757	909,779

		2,329,708

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Stericycle, Inc.(1)	7,808	914,004

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	41,740	914,523
QUALCOMM, Inc.	4,417	327,830

		1,242,353

COMPUTERS AND PERIPHERALS — 1.8%
3D Systems Corp.(1)	6,909	537,037
Western Digital Corp.	12,903	1,111,851

		1,648,888

CONSUMER FINANCE — 0.7%
Credit Acceptance Corp.(1)	4,760	662,497

CONTAINERS AND PACKAGING — 1.5%
Graphic Packaging Holding Co.(1)	59,757	567,691
Silgan Holdings, Inc.	16,996	778,927

		1,346,618

DISTRIBUTORS — 0.6%
LKQ Corp.(1)	19,982	540,913

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Telefonica SA ADR	57,287	879,928

ELECTRIC UTILITIES — 2.4%
Duke Energy Corp.	10,685	754,575
NextEra Energy, Inc.	9,392	863,407
PPL Corp.	17,850	545,674

		2,163,656

ELECTRICAL EQUIPMENT — 1.1%
Roper Industries, Inc.	7,024	963,974

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Corning, Inc.	52,482	903,215

ENERGY EQUIPMENT AND SERVICES — 1.4%
Schlumberger Ltd.	5,897	516,400
Transocean Ltd.	16,203	701,266

		1,217,666

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	17,148	1,161,263
Wal-Mart Stores, Inc.	14,909	1,113,404

		2,274,667

FOOD PRODUCTS — 3.7%
Annie's, Inc.(1)	22,668	909,440
General Mills, Inc.	14,146	679,291
Hain Celestial Group, Inc. (The)(1)	10,487	963,650
Kellogg Co.	12,870	746,203

		3,298,584

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Baxter International, Inc.	12,116	827,523
Becton Dickinson and Co.	8,993	972,323

		1,799,846

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Cardinal Health, Inc.	20,758	1,411,959
McKesson Corp.	3,675	640,957
WellPoint, Inc.	11,916	1,024,776

		3,077,692

HOTELS, RESTAURANTS AND LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	1,696	936,124
Hyatt Hotels Corp. Class A(1)	18,982	907,150
McDonald's Corp.	9,765	919,570
Papa John's International, Inc.	15,819	761,368

		3,524,212

HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc.(1)	4,870	380,444

HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	13,807	845,403

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	6,992	896,304

INSURANCE — 4.6%
ACE Ltd.	9,497	890,914
Aflac, Inc.	14,339	900,202
Hanover Insurance Group, Inc. (The)	14,679	815,125
Progressive Corp. (The)	35,928	834,967
StanCorp Financial Group, Inc.	10,992	706,236

		4,147,444

INTERNET AND CATALOG RETAIL — 1.2%
TripAdvisor, Inc.(1)	13,870	1,070,625

IT SERVICES — 5.4%
CACI International, Inc., Class A(1)	13,124	971,438
Convergys Corp.	43,967	895,608
Fiserv, Inc.(1)	14,855	832,623
International Business Machines Corp.	5,103	901,598
Lionbridge Technologies, Inc.(1)	109,249	600,870
MAXIMUS, Inc.	15,757	667,624

		4,869,761

LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Smith & Wesson Holding Corp.(1)	75,025	982,077

LIFE SCIENCES TOOLS AND SERVICES — 1.4%
Charles River Laboratories International, Inc.(1)	12,181	688,592
Techne Corp.	6,111	555,307

		1,243,899

MACHINERY — 1.1%
Caterpillar, Inc.	10,918	1,025,309

MEDIA — 2.1%
LIN Media LLC(1)	33,610	830,503
Time Warner Cable, Inc.	7,921	1,055,632

		1,886,135

METALS AND MINING — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	16,391	531,233
POSCO ADR	11,777	800,718

		1,331,951

MULTI-UTILITIES — 1.1%
Dominion Resources, Inc.	14,358	975,052

MULTILINE RETAIL — 0.6%
Macy's, Inc.	10,844	576,901

OIL, GAS AND CONSUMABLE FUELS — 7.1%
Anadarko Petroleum Corp.	3,985	321,550
Chevron Corp.	7,594	847,718
Exxon Mobil Corp.	10,057	926,853
Kinder Morgan, Inc.	25,784	876,914

Marathon Petroleum Corp.	3,715	323,391
Occidental Petroleum Corp.	8,570	750,475
Phillips 66	5,606	409,742
Plains All American Pipeline LP	19,718	995,562
SM Energy Co.	10,846	897,615

		6,349,820

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	14,082	672,275

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	16,261	812,562
Eli Lilly & Co.	17,888	966,131
Hi-Tech Pharmacal Co., Inc.(1)	21,348	923,514
Hospira, Inc.(1)	22,397	985,692
Perrigo Co. plc	5,969	929,135

		4,617,034

PROFESSIONAL SERVICES — 1.0%
IHS, Inc. Class A(1)	7,559	857,266

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Chatham Lodging Trust	33,350	697,349
LTC Properties, Inc.	22,651	859,605

		1,556,954

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc.	5,905	674,705

ROAD AND RAIL — 0.9%
Kansas City Southern	7,774	820,857

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.9%
Brooks Automation, Inc.	89,075	904,111
Intel Corp.	37,131	911,195
Renesola Ltd. ADR(1)	211,555	698,132
SunPower Corp.(1)	30,375	982,935

		3,496,373

SOFTWARE — 3.7%
ANSYS, Inc.(1)	10,471	822,288
Microsoft Corp.	29,438	1,114,228
ServiceNow, Inc.(1)	5,821	369,226
Ultimate Software Group, Inc.(1)	6,149	1,003,701

		3,309,443

SPECIALTY RETAIL — 1.1%
Gap, Inc. (The)	24,777	943,508

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
VF Corp.	6,632	387,640

THRIFTS AND MORTGAGE FINANCE — 1.0%
MGIC Investment Corp.(1)	103,306	877,068

TOBACCO — 0.6%
Lorillard, Inc.	10,742	528,721

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
Kaman Corp.	23,535	912,217

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
China Mobile Ltd. ADR	9,321	446,010
SBA Communications Corp., Class A(1)	11,036	1,023,589

		1,469,599

TOTAL COMMON STOCKS (Cost $80,072,274)		88,944,467

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $156,098), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $152,873)		152,873
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $375,922), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $366,894)		366,894
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $137,251), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $134,528)		134,528
SSgA U.S. Government Money Market Fund	295,727	295,727

TOTAL TEMPORARY CASH INVESTMENTS (Cost $950,022)		950,022

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $81,022,296)		89,894,489

OTHER ASSETS AND LIABILITIES†		17,731

TOTAL NET ASSETS — 100.0%		$89,912,220

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	88,944,467	—	—
Temporary Cash Investments	295,727	654,295	—
	89,240,194	654,295	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$81,024,100
Gross tax appreciation of investments	$10,309,892
Gross tax depreciation of investments	(1,439,503)
Net tax appreciation (depreciation) of investments	$8,870,389

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2014